Document and Entity Information In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	218,973,199
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 27,103	$ 31,023
Short term bank deposits		7,475
Trade receivables (net of allowance for doubtful accounts of $ 2,789 and $ 3,406 at December 31, 2011 and 2010, respectively)	40,179	41,527
Prepaid expenses and other receivables	10,638	8,293
Inventories	35,002	48,284
Total current assets	112,922	136,602
LONG-TERM ASSETS:
Finished goods used in operations, net	3,790	3,638
Property and equipment, net	7,594	6,194
Goodwill	50,217	50,217
Severance pay fund	3,510	3,454
Other assets	7,090	7,462
Total long-term assets	72,201	70,965
TOTAL ASSETS	185,123	207,567
CURRENT LIABILITIES:
Restructured debt	13,002	17,730
Trade payables	15,187	30,159
Other accounts payable and accrued expenses	36,371	37,330
Deferred revenues and customer advances	18,007	18,245
Total current liabilities	82,567	103,464
LONG-TERM LIABILITIES:
Restructured debt	69,503	82,714
Accrued post-employment benefits	8,956	9,329
Deferred revenues	7,553	8,070
Other liabilities	16,742	14,591
Total long-term liabilities	102,754	114,704
TOTAL LIABILITIES	185,321	218,168
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY (DEFICIENCY):
Ordinary shares of NIS 0.1 par value; Authorized: 900,000,000 shares at December 31, 2012 and 2011; Issued: 219,008,726 and 219,007,476 shares at December 31, 2012 and 2011 respectively; Outstanding: 218,973,199 and 218,971,949 shares at December 31, 2012 and 2011 respectively;	4,291	4,291
Additional paid-in capital	544,237	540,950
Accumulated other comprehensive income	15,576	15,457
Accumulated deficit	(564,200)	(571,197)
Treasury shares, at cost (35,527 shares at December 31, 2012 and 2011)	(102)	(102)
Total shareholders' equity (deficiency)	(198)	(10,601)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIENCY)	$ 185,123	$ 207,567

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 2,379	$ 2,789
Ordinary shares, par value per share	$ 0.1	$ 0.1
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	219,008,726	219,007,476
Ordinary shares, shares outstanding	218,973,199	218,971,949
Treasury stock, shares	35,527	35,527

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Revenues:
Products	$ 198,811	$ 199,714		$ 189,149
Services	49,779	47,268		48,581
Total revenues	248,590	246,982		237,730
Cost of revenues:
Products	97,150	106,240		95,532
Services	28,174	28,226		28,207
Total cost of revenues	125,324	134,466		123,739
Gross profit	123,266	112,516		113,991
Operating expenses:
Research and development	18,497	16,526		16,363
Selling and marketing	75,010	72,891		69,725
General and administrative	20,446	16,912		17,813
Legal settlements, net		766		(1,981)
Total operating expenses	113,953	107,095		101,920
Operating income	9,313	5,421		12,071
Financial expenses, net	1,464	3,725		3,880
Income before taxes on income	7,849	1,696		8,191
Taxes on income	852	1,006		2,446
Net income	$ 6,997	$ 690		$ 5,745
Basic and diluted net earnings per share	$ 0.03		[1]	$ 0.03

[1]	Less than 1 cent.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 6,997	$ 690	$ 5,745
Other comprehensive Income, net of tax:
Unrealized gain (loss) on the Interest Rate Swap transaction and foreign currency cash flow hedge ,net of taxes	413	412	(899)
Unrealized gain (loss) on pension items, net of taxes	146	(211)	(172)
Foreign currency translation adjustments	(440)	687	1,966
Total other comprehensive income, net of tax	119	888	895
Total comprehensive income	$ 7,116	$ 1,578	$ 6,640

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2009	$ (20,449)	$ 4,192		$ 539,419	$ (102)	$ 13,674	$ (577,632)
Balance, shares at Dec. 31, 2009		215,340,549
Compensation related to employees' share option plan	869			869
Other Comprehensive income, net	895					895
Net income	5,745						5,745
Balance at Dec. 31, 2010	(12,940)	4,192		540,288	(102)	14,569	(571,887)
Balance, shares at Dec. 31, 2010		215,340,549
Exercise of employees' share options	14		[1]	14
Exercise of employees' share options, shares		11,875
Cashless exercise of warrants		99		(99)
Cashless exercise of warrants, shares		3,619,525
Compensation related to employees' share option plan	747			747
Other Comprehensive income, net	888					888
Net income	690						690
Balance at Dec. 31, 2011	(10,601)	4,291		540,950	(102)	15,457	(571,197)
Balance, shares at Dec. 31, 2011	218,971,949	218,971,949
Exercise of employees' share options	2		[1]	2
Exercise of employees' share options, shares	1,250	1,250
Compensation related to employees' share option plan	3,285			3,285
Other Comprehensive income, net	119					119
Net income	6,997						6,997
Balance at Dec. 31, 2012	$ (198)	$ 4,291		$ 544,237	$ (102)	$ 15,576	$ (564,200)
Balance, shares at Dec. 31, 2012	218,973,199	218,973,199

[1]	Less than 1 cent.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 6,997	$ 690	$ 5,745
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,866	4,551	5,500
Compensation related to employees' share option plan	3,285	747	869
Adjustments related to restructured debt	(3,046)	(2,286)	(2,169)
Revaluation of financial assets and other, net	(759)	(206)	70
Deferred income taxes, net	1,196	1,451	1,080
Decrease (increase) in trade receivables, net	483	6,927	(5,613)
Decrease (increase) in inventories and finished goods in use	10,427	(9,221)	(5,909)
Decrease (increase) in prepaid expenses and other receivables	(1,285)	876	1,249
Increase (decrease) in trade payables	(15,824)	2,539	9,280
Increase (decrease) in other accounts payable and accrued expenses (including short and long-term deferred revenues)	(1,076)	199	3,610
Increase in accrued post-employment benefits, net	325	161	149
Increase (decrease) in other long-term liabilities	1,400	(2,190)	1,441
Net cash provided by operating activities	6,989	4,238	15,302
Cash flows from investing activities:
Purchase of property and equipment	(3,895)	(2,773)	(2,109)
Investment in short-term and long-term bank deposits	(875)	(3,591)	(25,407)
Proceeds from maturity of short term bank deposits	9,021	17,514	19,333
Net cash provided by (used in) investing activities	4,251	11,150	(8,183)
Cash flows from financing activities:
Proceeds from exercise of share options	2	14
Repayments of long-term loans from bank	(15,133)	(10,000)	(8,000)
Net cash used in financing activities	(15,131)	(9,986)	(8,000)
Effect of exchange rate change on cash and cash equivalents	(29)	(61)	302
Increase (decrease) in cash and cash equivalents	(3,920)	5,341	(579)
Cash and cash equivalents at the beginning of the year	31,023	25,682	26,261
Cash and cash equivalents at the end of the year	27,103	31,023	25,682
Supplemental disclosure of cash flow activities:
Cash paid during the year for interest	3,841	4,253	3,966
Cash paid during the year for taxes	$ 1,050	$ 1,120	$ 738

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL

NOTE 1: -	GENERAL

Lumenis Ltd. together with its subsidiaries (the "Company") is an Israeli company engaged in research and development, manufacture, marketing, sale and servicing of laser, light-based and ultrasonic systems and accessories for surgical, aesthetic and ophthalmic applications. The Company offers a broad range of such products that are used in a variety of applications, including ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology, general surgery, dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne, treatment of burns and scars, secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies. The Company's products use proprietary technology and, accordingly, the Company holds numerous patents and licenses. Recently the Company has also begun distributing an ultrasound solution in the field of body shaping and contouring.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to account receivables and sales allowances, inventory write-offs, goodwill, accrued warranty costs, legal contingencies, income taxes, retirement and post-retirement benefits (including the actuarial assumptions), as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

c.	Financial statements in U.S. dollars:

A majority of the Company's revenues is generated in U.S dollars. In addition, most of the Company's costs are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional currency of Lumenis Ltd. and certain subsidiaries is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of certain subsidiaries of Lumenis Ltd. of which the functional currency is not the dollar have been translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity (deficiency).

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. As of December 31, 2011, the Company's bank deposits were in U.S. dollars and New Israel Shekels ("NIS") and bore interest at weighted average interest rates of 2.9%. Short-term deposits are presented at their cost, including accrued interest.

f.	Inventories:

Inventories are stated at the lower of cost or market and include raw materials, work in process and finished goods. Cost is determined as follows:

Raw Materials and Work in Progress (WIP) - Cost is determined on a standard cost basis utilizing weighted average of historical purchases, which approximates actual cost.

Finished goods are stated at the lower of cost (weighted average cost method) or market, based on standard cost which includes labor and manufacturing overhead.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence, estimated current and future market values and new product introductions. When recorded, the write-offs are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory write-offs may be required.

During 2012, 2011 and 2010, the Company recorded write-offs for inventory no longer required in amounts of $ 3,957, $ 5,807 and $ 2,540, respectively.

h.	Finished goods used in operations:

Finished goods used in operations represent finished products used for promotional purposes and are generally depreciated over a period of three years.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

j.	Long-lived assets:

The Company's property and equipment and finished goods used in operations are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such asset. If the asset in not recoverable, then if the carrying amount of an asset exceeds the fair value of such asset, an impairment charge is recognized with respect to the asset in the amount of such excess. During 2012, 2011 and 2010, no impairment losses were identified.

k.	Goodwill:

Goodwill has been recorded in the Company's consolidated financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired and is accounted for under ASC 350, "Intangibles - Goodwill and Other". Goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test requires the Company to identify the reporting units, and compare the fair value of each of these reporting units to the respective carrying value. If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be performed to compute the amount of the impairment.

The Company identifies three reporting units that represent the three business reporting segments in which it operates, namely: (i) Surgical; (ii) Aesthetic; and (iii) Ophthalmic. Accordingly, the carrying amount of goodwill was assigned to each reporting segment.

As of December 31, 2012, 2011 and 2010 the goodwill amount assigned to each of the Surgical and Aesthetic reporting segment did not change.

The Company applies ASC 350 guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. The Company estimated as of December 31, 2012, 2011 and 2010 the fair value of each of the reporting units using the Income Approach in the form of a discounted cash flow ("DCF") analysis. Significant estimates used in the calculation of DCF include estimates of future cash-flows, future short-term and long-term growth rates and weighted average cost of capital for each reporting unit. In addition, the Market Approach, which indicates the fair value of a business based on a comparison of the subject company to comparable/guideline publicly traded companies and/or transactions in its industry, was utilized to corroborate the overall value for the reporting units.

During 2012, 2011 and 2010, no impairment losses were recorded, as the fair value of all business units, as determined in the first step of impairment test, exceeded their carrying value.

l.	Revenue recognition:

The Company recognizes revenues in accordance with ASC 605-10-S99 (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), which requires that the following four criteria be met in order to recognize revenue:

1.	Persuasive evidence of an agreement exists;
2.	Delivery has occurred or services have been rendered;
3.	The selling price is fixed or determinable; and
4.	Collectability is reasonably assured.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company generally considers distributors as end-users.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred revenue includes primarily the fair value of unearned amounts of service contracts, arrangements with specific acceptance provisions that have not been satisfied by the end of the period and cases where the Company has not completed delivery of goods in accordance with the agreed-upon delivery terms.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accountings Standards Update ("ASU") 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)". ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary type of transactions in which the Company engages for which ASU 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	products;
-	installation of systems and training; and
-	extended warranty contracts (most systems are sold with a standard one year warranty).

The Company considers the sale of a product and the extended warranty element in the related agreement to be two separate accounting units of the arrangement and defers the relative selling price of the extended warranty element to the period in which it is earned.

In respect of sale of products, installation of systems and training, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are not essential to the functionality of the Company's systems. Accordingly, installation and training are considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system, installation and training upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation and training costs as appropriate.

For sale transactions entered into prior to January 1, 2011, the Company was required to account for sales of its products in accordance with ASC 605-25 (prior to its amendment by ASU 2009-13). ASC 605-25 generally required revenue earned on arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (extended warranty) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement. Any discount in the arrangement was allocated to the delivered element.

For fiscal 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific products and services. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The best estimate of selling price is established considering multiple factors including, but not limited to pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, and industry technology lifecycles.

In addition, pursuant to the guidance of ASU 2009-13, the residual method of allocating arrangement consideration has been eliminated and the Company allocates arrangements' consideration based on the relative selling price method.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010, which for the Company was January 1, 2011, the first day of the Company's 2011 fiscal year.

The adoption of ASU 2009-13 did not have a material impact on the Company's consolidated results of operations and financial condition.

In instances where revenue is derived from sale of third-party vendor products and the Company is a principal in the transaction, the Company generally record revenue on a gross basis and record costs related to a sale within cost of revenue.  In those cases where the Company is acting as an agent between the customer and the vendor, revenue is recorded net of costs in accordance with ASC 605-45.

m.	Research and development costs:

Research and development costs are charged to the Company's statement of operations as incurred.

n.	Accrued warranty costs:

The Company generally warranties the majority of its products against defects and bugs for up to one-year, with certain products carrying a warranty for a more extended period of up to three years. The warranty period begins upon shipment, installation or delivery, depending upon the specifics of the transaction. The Company records a liability for accrued warranty costs at the time of sale of a unit, which represents the remaining warranty on products sold based on historical warranty costs and management's estimates. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

Changes in the Company's warranty allowance during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$6,459	$5,936	$5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)

	$5,389	$6,459	$5,936

o.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were approximately $ 225, $ 392 and $ 439, respectively.

p.	Accounting for income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

q.	Accrued post-employment benefit:

The majority of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

The Company recorded its liability for severance pay as if it was payable at each balance sheet date (based on the "shut-down method") in accordance with ASC 715, "Compensation-Retirement Benefits".

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010, were approximately $ 2,405, $ 2,065 and $ 1,779, respectively.

The Company has an unfunded and unsecured  defined benefit plan in respect of its employees in Japan.

Below are the measurement principles employed by the Company with respect to pension expenses for its Japanese employees:

1.	The net pension expenses for each accounting period consist of the following components:

a)	Current service costs - the actuarial increase in the pension liability relating to employee pension benefits in respect of the reporting period;

b)	Current interest costs - the increase in the pension liability due to the passage of time; and

c)	Actuarial losses (profits) recognized during the period, as described in (3) below.

2.
The net pension liability included in the balance sheet is computed on the basis of the liability at the beginning of the period, plus the current service costs and the current interest costs, less benefit payments.

3.
The difference, at the balance sheet date, between the pension liability, computed as stated in (2) above, and the actuarial liability at the same date reflects the balance of actuarial gains or losses which are deferred and are not immediately recognized in the consolidated financial statements.

These deferred actuarial gains or losses are calculated on an annual basis at the end of each year and are recorded in the statements of operations partially in the following year, if - and only if - at the end of the current reporting year, they amount to more than 10% of the greater of :

a)	the actuarial liability for pension payments; or

b)	the fair value of the pension fund assets.

The amount in excess of 10%, as stated above, will be recorded in the statements of operations, commencing from the following year, in equal annual installments over the anticipated period of employment (6.1 years) of the Lumenis Japan employees, who are members of the plan.

The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.

	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)

Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43

Net periodic benefit cost	$579	$585

	December 31,
	2012	2011

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

	December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:

Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Benefit payments are expected to be paid as follows:

December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

r.	Employee defined contribution plan:

The Company has a 401(K) defined contribution plan covering certain employees in the United States. All eligible employees may elect to contribute up to 25%, but generally not greater than $ 16.5 per year (for certain employees over 50 years of age the maximum contribution is $ 22 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The Company matches 25% of employee contributions up to the plan limit of $ 1,000 per annum (through 2009). During the years ended December 31, 2012, 2011 and 2010 the Company did not record expenses for matching contributions.

s.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options and warrants that have been excluded from the calculations of diluted net earnings per share was 20,421,865, 15,307,820 and 19,383,247 for the years ended December 31, 2012, 2011 and 2010, respectively.

t.	Equity-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option-pricing model that uses the weighted average assumptions noted in the table below.

The Company retained the service of a third party appraiser to calculate the fair market value of its ordinary shares and other assumptions used in the Black-Scholes option-pricing model. The weighted average fair value of options granted during the year, as calculated by the third party appraiser, was $ 0.72, $ 0.74 and $ 0.69 for the years ended December 31, 2012, 2011 and 2010, respectively.

In applying the volatility element of the Black-Scholes option-pricing model to the Company's shares, due to the de-registration of the shares in 2006, the expected volatility of the price of such shares is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB No. 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

	Year ended December 31,
	2012	2011	2010

Volatility	73%	76%	75%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0%	0%	0%
Expected term	4.70 years	4.72 years	4.57 years

The Company's annual compensation cost for the years ended December 31, 2012, 2011 and 2010 totaled $ 3,285, $ 747 and $ 869, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of goods sold	$127	$104	$70
Research and development	189	186	123
Sales and marketing	385	249	243
General and administrative	2,584	208	433

Total equity-based compensation expense	$3,285	$747	$869

The total unrecognized compensation cost amounted to $ 5,336 at December 31, 2012, and is expected to be recognized over a weighted average period of approximately 3.12 years.

u.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The fair value of foreign currency contracts, Interest Rate Swap (used for hedging purposes), Cash fee and the embedded derivative instrument (see also Note 2w) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a   liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Other inputs that are directly or indirectly observable in the marketplace; and

  Level 3 -            Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value (see also Note 14).

The carrying amount of the Company's bank debt that was treated in accordance with ASC 470-60, "Debt-Troubled Debt Restructurings by Debtors" (see also Note 9) does not approximate its fair value, which amounts to $73,862, based on discounted future cash flows (level 3).

v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, interest rate swap and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term and long-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed upon demand and therefore bear low risk.

The trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the Americas, Europe - Middle East - Africa ("EMEA") and the Far East, including Japan. The Company and its subsidiaries perform ongoing credit evaluations of their customers and may obtain letters of credit and bank guarantees for certain receivables. In addition, the Company insures certain of its receivables with a credit insurance company. An allowance for doubtful accounts is provided with respect to specific debts that the Company has determined to be doubtful of collection.  For those debts not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$2,789	$3,406	$3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)

	$2,379	$2,789	$3,406

w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency trade payables and salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in New Israel Shekels. These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2012, the unrealized gain recorded in accumulated other comprehensive income from the Company's currency forward and option transactions is $ 745. Such amount will be recorded in the Company's earnings during 2013. At December 31, 2012, the notional amounts of foreign exchange forward contracts which the Company entered into were $ 15,182. The foreign exchange forward contracts will expire through December, 2013.

To hedge against the potential risks related to changes in interest rates, on March 4, 2008, the Company entered into an interest rate swap ("IRS") transaction with respect to a $ 40,000 loan, which is due in stages from the third quarter of 2009 until the end of the third quarter of 2013. Under the terms of the IRS, the Company will pay a fixed interest rate of 3.13% and will receive the three month LIBOR rate of interest. The fair value of the IRS was reflected in other account payable and accrued expenses and the changes in the fair value were included in other comprehensive income ("OCI"). The IRS hedge results prior to the amendment to the restructuring agreement entered into by the Company and Bank Hapoalim B.M. on June 30, 2009 ("2009 Amendment") was recorded against the restructured loan amount, as no interest was recognized for such restructured debt (see Note 9). Subsequent to the 2009 Amendment, a pro-rata amount of the IRS hedge results representing the ratio between the recorded interest expense on the debt based on ASC 470-60 and the actual interest payments on the debt is included as part of financial expense arising from the restructured debt while the remaining amount was recorded in OCI.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward to economically hedge a portion of its forecasted inter-company sales denominated in euros and Japanese yen. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2012, the notional amount of foreign exchange forward contracts which the Company entered into was $ 10,643. The foreign exchange forward contracts will expire through December, 2013.

Embedded derivative instruments:

The Company has entered into a lease agreement in respect of its new facilities in Israel which contains monthly lease payments, stated in U.S. dollars, including a "floor" of the exchange rate at 1 U.S. dollar = NIS 4.05.

Pursuant to ASC 815, the floor foreign exchange currency rate creates an embedded derivative, the fair value of which should be measured and bifurcated at inception from the lease agreement and recorded as a liability. The change in the mark to market of the embedded derivative value is recorded in financial expenses, net in each respective reporting period.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2012	2011
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335

Total		$1,292	$335

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(105)	$(433)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	-	(344)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)
Cash fee	Other long term liabilities	(282)	(501)

Total		$(2,112)	$(2,844)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest Rate Swap	$(677)	$545	Financial expenses	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	1,235	(1,633)
Lease embedded derivative	-	-	Financial (expense) income	(399)	992
Cash Fee	-	-	Financial (expense) income	219	73

Total	$413	$412		$1,341	$(390)

x.	Restructuring and other related costs:

The Company has implemented and accounted for two cost reductions plans, one in 2008 ("2008 restructuring plan") and one in 2009 ("2009 restructuring plan"), as restructuring plans in accordance with ASC 420, "Exit or Disposal Cost Obligation". At December 31, 2012 and 2010, the Company completed its 2009 and 2008 restructuring plans, respectively.

As of December 31, 2012, the major components of the 2009 restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012	$--	$--	$--

y.	Transfers of financial assets:

ASC 860, "Transfers and servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company structures applicable arrangements such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale.

During the year ended December 31, 2012, the Company sold trade receivables to an Israeli financial institution. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. At December 31, 2012 and 2011 the Company had balances from customers and trade receivables that had been sold to such financial institution in the amount of $ 4,693 and $ 5,696, respectively.

The agreements pursuant to which the Company sells its trade receivables, are structured such that the Company: (i) transfers the proprietary rights in a receivable from the Company to a financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

z.	Comprehensive income (loss):

In 2012, the Company adopted ASU No 2011-05 presentation of comprehensive income. This amended standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity (Deficiency), and requires that all changes in stockholders' equity (Deficiency)- except investments by, and distributions to, owners-  be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company's adoption of this amended standard impacted the presentation of other comprehensive income, as the Company has elected to present two separate but consecutive statements, but it did not have an impact on the Company's financial position or results of operations.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,569

aa.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, "Internal-Use Software". The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over three years.

ab.	Reclassification:

Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation.

ac.	Impact of recently issued accounting standards still not effective for the Company as of December 31, 2012:

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No.  2012-02, "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment," ("ASU 2012 02"),  which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The company believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The Company believes that the adoption of both the standard and the update will not have a material impact on our consolidated financial statements.

PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Schedule of Prepaid Expenses and Other Receivables

	December 31,
	2012	2011

Advances to suppliers	$1,449	$911
Income/Corporate taxes	1,605	1,366
VAT and consumption tax	1,585	1,501
Prepaid expenses	1,047	1,210
Restricted Deposits	706	1,218
Fair value of financial derivatives	1,292	335
Other	2,954	1,752

Total prepaid expenses and other receivables	$10,638	$8,293

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2012	2011

Raw materials	$15,227	$21,452
Work in process	145	-
Finished goods	19,630	26,832

Total inventories	$35,002	$48,284

FINISHED GOODS USED IN OPERATIONS, NET	12 Months Ended
Dec. 31, 2012
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
FINISHED GOODS USED IN OPERATIONS, NET
NOTE 5:-	FINISHED GOODS USED IN OPERATIONS, NET

	December 31,
	2012	2011

Finished goods used in operations	$15,966	$15,922
Accumulated depreciation	(12,176)	(12,284)

Net finished goods used in operations	$3,790	$3,638

Depreciation expenses were $ 2,308, $ 2,480yesand $ 2,798 in the years ended December 31, 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2012	2011
Cost:

Leasehold improvements	$3,817	$3,830
Machinery and equipment	9,126	11,542
Computer, software and peripheral equipment	11,593	16,013
Office furniture and equipment	2,184	3,819
Motor vehicles	52	69
	26,772	35,273

Accumulated depreciation	19,178	29,079

Property and equipment, net	$7,594	$6,194

Depreciation expenses were $ 2,558, $ 2,071 and $ 2,702 in the years ended December 31, 2012, 2011 and 2010, respectively.

In 2012, the Company derecognized fully depreciated property, plant and equipment that will not be used, in a total amount of $12,335.

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The Company's balance sheet reflects goodwill, which was recorded as a result of its acquisitions of Coherent Medical Company ("CMG") and HGM Medical Systems ("HGM") in 2001.

Goodwill in the amount of $50,217 remained unchanged during the years ended December 31, 2012 and 2011.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 8:-	INTANGIBLE ASSETS, NET

The Company's balance sheet reflects intangible assets that were obtained as a result of its acquisitions of CMG and HGM in 2001.

Intangible assets consisted of the following:

December 31,
2012 and 2011
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229

Intangible assets, net	$-

BANK DEBT	12 Months Ended
Dec. 31, 2012
BANK DEBT [Abstract]
BANK DEBT
NOTE 9:-	BANK DEBT

In December 2006, the Company restructured its outstanding debt to Bank Hapoalim B.M. (the "Bank") pursuant to a restructuring agreement  with the Bank (the "2006 Restructuring Agreement").

Prior to the 2006 Restructuring Agreement and subsequently thereto, in amendments entered into by the Company and the Bank in 2008, 2009 and 2012, we sought extensions of principal payment dates in connection with our bank debt.

On June 25, 2008, June 30, 2009, January 24, 2010, June 29, 2012 and December 24, 2012, the Company entered into amendments (the "2008 Amendment", "2009 Amendment", "2010 Amendment", "June 2012 Amendment" and "December 2012 Amendment", respectively) to the 2006 Restructuring Agreement that amended the repayment schedule and interest rate provisions and modified a number of covenants in the 2006 Restructuring Agreement.

In 2012, pursuant to the two most recent amendments to the 2006 Restructuring Agreement, the Company postponed the repayment of approximately $15.1 million to the Bank and the forgiveness by the Bank of approximately $4.3 million, initially from June 30, 2012 to August 30, 2012 under the June 2012 Amendment and, subsequently, to December 24, 2012 under the December 2012 Amendment. Following these amendments, in December 2012 the Company paid to the Bank $15.1 million of Bank debt principal and the Bank accordingly forgave approximately $4.3 million of our debt (being the final tranche of the sum of $25.0 million that the Bank had agreed to forgive under the 2006 Restructuring Agreement). In addition, under the December 2012 Amendment, the Bank has also made available to the Company a revolving credit line in the amount of $5.0 million which the Company can withdraw from time to time up to December 31, 2013.

The total principal amount of the Company's bank debt is currently $73.9 million.

The main provisions of the amendments to the 2006 Restructuring Agreement  are described below:

a.	Repayment schedule and interest rate:

Set forth in the table below are the future scheduled dates for repayment of the Bank debt:

Repayment

June 30, 2013	$10,266
June 30, 2014	15,000
June 30, 2015	15,000
June 30, 2016	15,000
June 30, 2017	18,596

$73,862

The original terms of the Restructuring Agreement provided for our restructured Bank debt to bear interest at the three month LIBOR plus 1.5%. However, pursuant to various amendments to the agreement, additional higher interest rates (the only such rate currently remaining being three month LIBOR plus 5.25%) were to be applied solely in respect of the period for which repayment of a rescheduled amount (or the proportionate part thereof) has been postponed. The $15.1  million of debt repaid to the Bank in 2012 had been subject to an interest of three month LIBOR plus 1.5% and 5.25%.

b.	Warrants held by the Bank:

The terms of the warrants held by the Bank were modified under the 2009 Amendment. One warrant was amended so that the number of shares issuable thereunder was increased from 8,000,000 to 9,411,300 and the exercise price was reduced from $ 1.18 per share to $ 1.00 per share; and, the second warrant was amended so that the number of shares issuable thereunder was increased from 1,411,300 to 2,500,000 and the exercise price was increased from $ 1.18 per share to $ 1.40 per share. For both warrants, the exercise period was extended to June 30, 2014. The change in the incremental fair value of the modified Bank warrants was deducted from the carrying amount of the Bank debt, in accordance with ASC 470-60, in an amount of $ 2,493. The fair value of the Bank warrants was calculated using the Black-Scholes model.

c.	Cash fees to the Bank:

Under an earlier agreement, the Company agreed to pay a cash fee of $ 7,500 to the Bank if the Company's share price reached $ 7.00 per share. Pursuant to the 2009 Amendment, the period during which the Company would be obligated to pay such fee was extended to March 31, 2017 or the date of repayment, in full, of the loan to the Bank, if earlier.

As a provision of the 2008 Amendment, the Company agreed to a cash fee of $ 4,000 payable to the Bank upon the earliest occurrence of any one of the following events: (a) the Company attains an annual earnings before interest, depreciation, taxes and amortization, or EBITDA (as defined in the 2008 Amendment), in excess of $ 50,000; (b) the Company makes a public offering for the sale of its equity or convertible securities (excluding a public offering initiated by the Bank if the shares are those held by the Bank); (c) the Company sells all or substantially all of its assets; (d) one or more of the investors under the purchase agreement relating to the 2006 transaction described in paragraph (a) of Note 15 and certain related parties transfer their shares in the Company to the extent that their aggregate shareholdings are reduced by at least 40% from their aggregate holdings in the Company as of June 2008; (e)  the aggregate holdings of the aforesaid investors in the Company's outstanding share capital is reduced by at least 40% from its level as at June 2008 as a result of the issuance by the Company of shares at a price above $ 1.55 per share, (f) a spin-off of the Company's assets representing at least 30% of its total assets; or (g) a voluntary repayment by the Company of at least 75% of the outstanding loan to the Bank.

Pursuant to the 2009 Amendment, this $ 4,000 fee was increased to $ 6,000. In addition, as regards the provision relating to the Company's attaining an annual EBIDTA of $ 50,000, the 2009 Amendment provides as follows:

1.	if the EBITDA for any year exceeds $ 25,000 but does not exceed $ 35,000 then the Company shall only be obligated to pay to the Bank a cash fee of $ 2,000;

2.
if the EBITDA for any year exceeds $ 35,000 but does not exceed $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 4,000, or a further $ 2,000, if the Company has already paid $ 2,000 under (1) above; and

3.
if the EBITDA for any year exceeds $ 45,000 then the Company shall be obligated to pay to the Bank a cash fee of $ 6,000, or the balance of the amount up $ 6,000 , if the Company has already paid $ 2,000 or $ 4,000 under (1) or/and (2) above.

As of December 31, 2012 the Company did not meet the above provisions that require a payment of Cash fees to the bank.

d.	Financial covenants:

The financial covenants were modified under an amendment to the covenants letter in November 2011 and modified further under an  amendment to the covenants letter in December 2012 as part of the December 2012 Amendment ("2012 Financial Covenants Letter").

Initially, the only financial covenant to which the Company was subject, commencing as of the end of the second quarter of 2009 and in effect until the end of the second quarter of 2011, was the requirement that the Company have available and accessible consolidated cash reserves of at least $ 20,000.

Effective from the end of the third quarter of 2011 until repayment of the Bank debt, the Company has been and will continue to be required to comply with the following financial covenants:

1.	The ratio of Net total Debt to EBITDA (as defined in the 2012 Financial Covenants Letter) shall not exceed:

(i)	6.5 as of the end of each quarter (as defined in the 2006 Restructuring Agreement) commencing as of the third quarter of 2011 and ending on the first quarter of 2012 (inclusive);

(ii)	5 as of the end of each quarter commencing as of the second quarter of 2012 and ending on the first quarter of 2013 (inclusive);

(iii)	4 as of the end of each quarter commencing as of the second quarter of 2013 and ending on the first quarter of 2014 (inclusive); and

(iv)	3.5 as of the end of each quarter commencing as of the second quarter of 2014 until the Loan is repaid in full.

2.	The Interest Coverage Ratio shall be (as defined in the 2012 Financial Covenants Letter) shall be at least:

(i)	1 as of the end of each quarter commencing as of the third quarter of 2011 and ending on the second quarter of 2012 (inclusive);

(ii)	1.5 as of the end of each quarter commencing as of the third quarter of 2012 and ending on the first quarter of 2013 (inclusive); and

(iii)	2 as of the end of each quarter commencing as of the second quarter of 2013 until the Loan is full repayment.

3.
In addition to the covenants described above, effective from the fourth quarter of 2012 (the quarter ended December 31, 2012) and each quarter thereafter until repayment of the Bank debt, the Company will be required to comply with the following financial covenants:

(i)	Available and accessible ending balance of cash reserves at an aggregate amount of at least $15.0 million, on a consolidated basis.

(ii)	Accounts receivables as of the end of each quarter shall be, in the aggregate, at least $20.0 million.

In addition, the 2006 Restructuring Agreement also contains certain negative covenants, including, among others, negative covenants that require the Company to refrain from:

(i)	encumbering any of its assets (other than those specifically permitted by the 2006 Restructuring Agreement);

(iii)	incurring additional debt in excess of $ 30,000;

(iv)	entering into or approving any merger, consolidation, or scheme of reconstruction; making certain acquisitions;

(v)	entering into certain transactions with related parties; and

(vi)	disposing of assets, except as permitted under the 2006 Restructuring Agreement.

As of December 31, 2012 the Company met the above bank covenants.

The Company has considered the restructured Bank debt under the criteria of, and has accounted for the restructured Bank debt as, a troubled debt restructuring in accordance with ASC 470-60, which requires that the gross future cash flows of principal and interest be reflected in the balance sheet.

As of the date of the 2009 Amendment, June 30, 2009, the Company calculated the total future cash payments specified by the new terms of the Bank loan, which amounted to $ 136,522, and compared it to the carrying amount of Bank debt following the deduction of the change in the fair value of the modified warrants, which amounted to $ 128,723. Consequently, the Company had calculated an effective interest rate on the restructured loan amount. The new effective interest rate is the discount rate that equates the present value of the future cash payments specified by the new terms (excluding amounts contingently payable) with the carrying amount of the payable. The new effective interest rate as of December 31, 2012, 2011 and 2010 was an annual rate of 1.17%, 0.92% and 0.95%, respectively. The changes in the effective interest rates in respect of the above dates resulted mainly from changes in LIBOR rates.

During 2012 and 2011, the Company repaid the Bank principal payments of $ 15,133 and $ 10,000, respectively and incurred interest in amounts of $ 4,055 and $ 3,373, respectively, of which amounts of $ 1,250 and $ 1,070, respectively, were recorded as interest expenses based on the new effective interest rate as mentioned above while the remaining amounts were deducted from the loan amount as required by ASC 470-60.

The Bank debt is secured by substantially all of the Company's assets - See Note 12.

e.	Credit Facility:

As part of the Company's 2012 December Amendment, on December 24, 2012 the bank has made available to the Company one-year revolving credit facility in the amount of $ 5,000, which can be withdrawn from time to time for general corporate purposes up to December 31, 2013. The interest rate for borrowings under the revolving credit facility is three month LIBOR rate plus 5.50%. The financial covenants for the Long term debt as reflected in d above also cover the credit facility. As of December 31, 2012, the Company did not borrow any amounts under the credit facility.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2012	2011

Payroll and related expenses	$13,570	$12,157
Income taxes including the provision for uncertain tax positions	740	2,699
Professional services	1,497	2,309
Warranties	5,389	6,459
VAT, sales and consumption taxes	1,462	1,750
Commissions (external)	473	2,447
Royalties	1,363	1,156
Restructuring costs	206	560
Fair value of financial derivatives	461	1,212
Accrued expenses	11,210	6,581

	$36,371	$37,330

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 11:-	OTHER LONG-TERM LIABILITIES

	December 31,
	2012	2011

Deferred tax liability (1)	$10,084	$8,844
Provision for uncertain tax position	4,645	3,717
Lease embedded derivative	1,369	1,131
Other	644	899

	$16,742	$14,591

(1)	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 12:-	COMMITMENTS AND CONTINGENCIES

a.
The Company leases facilities and vehicles under operating leases that expire on various dates through 2022. Lease and rental expenses for the years 2012, 2011 and 2010 amounted to $ 8,362, $ 8,103 and $ 8,165, respectively. Future minimum annual lease payments under operating lease agreements are as follows:

	Rental of premises	Lease of motor vehicles

2013	$5,057	$1,583
2014	4,387	1,063
2015	2,999	181
2016	2,834	9
2017	2,803
Thereafter	5,321	-

	$23,401	$2,836

b.	The Company has outsourced its IT related services for an eight-year period beginning May 2005, for which it expects to incur payment obligations of approximately $ 1,350 through April 2013.

c.
As of December 31, 2012, the Company had outstanding guarantees and letters of credit with various expiration dates of approximately $ 3,368 principal amount, of which approximately $ 2,812 related to facilities, $ 148 related to legal proceeding and the remaining amount related to car leases and other miscellaneous guarantees

d.	Royalty payments:

The Company is party to various licensing agreements, which require it to pay royalties on certain product sales and based on the location of the manufacturing site at various rates, ranging from 2.0% to 7.5% of the net selling price of such products.

The Company is also obligated to pay to the Office of the Chief Scientist (the "OCS") royalties of 3-5% on the sales of products for which grants were received. The royalty-bearing participations outstanding as of December 31, 2012 and 2011 are approximately $ 4,470. Refund of the grants thereon is contingent on future revenue generated from the founded developed products.  The Company is in the opinion that majority of the related plans did not generate and will not generate future revenues. The Company provided accrual accordingly. The OCS is currently carrying out a full review of all royalties paid, or to be paid, by the Company in connection with all grants received by the Company to date.

For the years ended December 31, 2012, 2011 and 2010, the Company incurred royalty expenses in amounts of $ 2,232, $ 2,133 and $ 2,999, respectively, recorded in cost of goods sold.

e.	Legal contingencies:

The Company is a party to various legal proceedings incidental to its business. The Company accrues a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. Significant judgment is required in both the determination of probability and the determination as to whether a loss is reasonably estimable. These accruals are reviewed at least quarterly and adjusted to reflect the impact of negotiations, settlements, rulings, advice of legal counsel and other information and events pertaining to a particular matter.

The Company currently intends to vigorously defend the below claims, and it generally intends to vigorously defend any other legal claims to which it is subject. While for most litigation, the outcome is difficult to determine, to the extent that there is a reasonable possibility that the losses to which the Company may be subject could exceed the amounts (if any) that it has already accrued, the Company attempts to estimate such additional loss, if reasonably possible, and disclose it (or, if it is an immaterial amount, indicate accordingly).

Except as noted below, there are no legal proceedings pending or threatened against the Company that management believes are likely to have a material adverse effect on the Company's business, consolidated financial position, results of operations or cash flows.

Lawsuits against Alma Lasers:

On June 28, 2007, the Company filed a lawsuit for patent infringement against Alma Lasers Ltd. and Alma Lasers, Inc. (individually and jointly, "Alma") in the U.S. District Court for the Northern District of Illinois, claiming that Alma's light-based cosmetic treatment systems, including the Harmony platform, infringe seven of the Company's U.S. patents. The Company also alleged that Alma's activities constitute willful infringement of these patents. On September 2, 2010, the parties entered into a settlement agreement, whereby Alma paid to the Company $6,500 in return for a license to the Company's patent portfolio in the aesthetic field, and the infringement action against Alma was accordingly dismissed. However, the settlement of this infringement action in the U.S. District Court does not in any way affect the lawsuit that was filed by the Company against Alma and its founders in the Israeli courts (see below).

On March 26, 2008, the Company also filed a complaint in the Tel Aviv District Court in Israel against Alma Lasers Ltd and its founders (to whom we refer as the Alma Founders), all former employees of Lumenis, claiming misappropriation of the Company's trade secrets and technology and the use of such technology in certain products of Alma, which are sold worldwide. On January 12, 2010, pursuant to a motion by Alma, the U.S. District Court ruled that Israel is the most appropriate jurisdiction for adjudication of the cause of action for misappropriation of trade secrets and dismissed such cause of action from the U.S. lawsuit. The Company intends to amend the complaint with the court in Israel to include Alma Laser Inc. in that action. On April 26, 2010, the Tel Aviv District Court granted a motion filed by Alma and the Alma Founders, to transfer the case against the Alma Founders to the Israeli Labor Court, where it is ongoing. The case against Alma in the District Court is stayed until the case in the Labor Court is concluded.

Lawsuit by Laser Photoaesthetic Ltd.

In 2002, the Company was served by Laser Photoaesthetic Ltd., an aesthetic clinic in Athens, Greece with a complaint claiming compensation for damages that were allegedly caused by the malfunction of a "Photoderm" machine sold by the Company's agent, K.P. Parpas Hellas Aesthetic And Medical Equipment- Services-Products S.A. The complaint alleged damages in the amount of 1,235 thousand euros. The matter was tried by the Court of First Instance of Athens and the claims against the Company were rejected. The plaintiff appealed the judgment in 2006 to the Appellate Court of Athens, which subsequently issued a decision in the Company's favor.

In 2007, the plaintiff appealed the matter to the Supreme Court of Greece. The opinion of the Supreme Court Rapporteur Judge, which was released by the court on March 19, 2010 and which serves as a recommendation to the full court, recommended the dismissal of the action against the Company. The hearing on the appeal was held on February 21, 2011. The final court ruling is scheduled for issuance at a further hearing scheduled for May 13, 2013. The Company believes that this claim is without merit and therefore no provision was recorded in respect thereto in the financial statements.

Administrative Subpoena from U.S. Department of Commerce.

In or about March 2006, the Company received an Administrative Subpoena from the Office of Export Enforcement, Bureau of Industry and Security, U.S. Department of Commerce. The subpoena sought documents concerning the export of U.S. origin commodities, directly or indirectly, to the United Arab Emirates or the Islamic Republic of Iran. The U.S. Government could have assessed a penalty against the Company's U.S. subsidiary, Lumenis, Inc., because of certain unlicensed exports or re-exports to Iran of devices and associated spare parts and accessories originating with Lumenis, Inc. Exports from the United States to Iran are subject to two separate sets of regulations, one administered by the U.S. Department of Commerce (the "Commerce Department"), and the other administered by the U.S. Department of the Treasury (the "Treasury Department"). The Company cooperated fully with the U.S. Government's investigation that was administered by the Commerce Department, and in October 2006, the Company submitted a full report of the matter to the Commerce Department. Upon reviewing the report, the Commerce Department provided verbal notification to the Company's outside counsel that it was closing its investigation and was not recommending the imposition of any penalty. In March 2007, the Company submitted a full report to the Treasury Department, where the matter was reviewed. On January 31, 2012, the Treasury Department issued a "Cautionary Letter" to the Company advising that the investigation has been closed without the imposition of any monetary or other penalty against Lumenis.

Care Medical Services Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

On January 14, 2010, Care Medical Services Ltd. ("Care") filed an action with the Israel Magistrates  Court of Tel Aviv for damages based on the alleged failure of Lumenis equipment that was sold to it by the Company's (then) distributor, Medtechnica Ltd. ("Medtechnica").  In its statement of claim, Care was seeking damages of approximately $ 75 plus additional unstated damages for loss of business, goodwill, and other consequential damages.  Subsequent to the filing of the statement of claim, Care alleged additional but unspecified damages. The trial took place on May 13, 2012, where the parties settled and the case was dismissed.

Aesthetica Medical Center (Eilat) Ltd. v. Medtechnica Ltd. and Lumenis Ltd.

In April 2010, Aesthetica Medical Center (Eilat) Ltd. ("Aesthetica") filed an action in the District Court in Petah Tiqvah against Medtechnica and the Company for damages related to the sale of certain equipment by Medtechnica to the plaintiff (Medtechnica was the former distributor of Lumenis equipment in Israel). The statement of claim alleges that Medtechnica falsely represented the capabilities of certain Lumenis equipment that Medtechnica sold to the plaintiff, and as a result Aesthetica suffered certain specified damages of approximately $ 720 and other unspecified damages, to be determined by the court.  On December 27, 2012, the court dismissed the action against Company, such that it is no longer party to the case.

Claim by Dr. Steven Bengelsdorf

On August 28, 2009, Dr. Steven Bengelsdorf filed a complaint in state court in Tennessee against Lumenis Inc. for breach of contract, negligence, fraudulent misrepresentation and violation of the Tennessee Consumer Protection Act. The complaint alleges that the Lumenis One product purchased by the plaintiff required numerous service calls. The complaint alleged damages in the approximate amount of $ 800. Dr. Bengelsdorf also claims that during one of the service calls, one of the Company's technicians deleted the patient database that was stored in the device. The case was moved to federal court on September 30, 2009. In December 2011, the parties entered into a final settlement agreement pursuant to which all claims related to the action were released and the lawsuit was dismissed.

Eagle Medical Systems Pvt Ltd. v. Lumenis Ltd. and Certain Subsidiaries

In October 2011, Eagle Medical Systems Pvt Ltd. ("Eagle") instituted a "Suit for Accounts, Mesne Profits, Damages and Permanent Injunction" in the High Court of Delhi in New Delhi, India against the Company and certain subsidiaries with respect to an exclusive distributorship allegedly established by letter dated July 1, 2001 from ESC Medical Systems, Inc.  The claim alleges that an exclusive distributorship agreement was created and continues in force.  Eagle claims a commission on every sale in India since July 2001.  The complaint claims specified damages of 20,000,000 INR (approximately $400) and other damages to be determined by the court based on the actual sales in India. As a result, the Company is unable to assess the full amount of the alleged damages or to provide a reasonable range of such damages. The case has been set for further hearing on August 27, 2013.  At such hearing, the Company will be required to admit or deny original documents that must be submitted by Eagle. The Company denies all allegations of liability to Eagle and is vigorously defending this matter. The Company believes it recorded an adequate reserve with respect to this claim.

Miscellaneous Lawsuits

The Company is also a defendant in various product liability lawsuits in which its products are alleged to have caused personal injury to certain individuals who underwent treatments using the Company's products, and is furthermore subject to certain efficacy claims alleging that the Company is in breach of contract with certain customers. The Company is also a party to various employment claims in some of the regions in which it operates. The Company is defending itself vigorously, maintains insurance against the product liability and employment claims and believes that these claims individually or in the aggregate are not likely to have a material adverse effect on the Company's business, consolidated financial condition, results of operations or cash flows.

f.	Pledges and securities:

The Company's Bank debt is secured by a lien on substantially all of the Company's assets, certain fixed charges over the Company's assets and subsidiaries (including intellectual property), certain pledges of the stock of its subsidiaries and certain subsidiary guarantees securing such debt.

g.	Bank covenants:

See Note 9d.

FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET
NOTE 13:-	FINANCIAL EXPENSES, NET

	Year ended December 31,
	2012	2011	2010

Bank charges	$1,331	$1,179	$950
Interest expense	794	1,765	1,744
Change in fair value of derivative and embedded derivative	64	(992)	1,207
Exchange rate (gain) loss, net	(608)	2,204	395

Total expenses	1,581	4,156	4,296
Interest income	(117)	(431)	(416)

Total financial expenses , net	$1,464	$3,725	$3,880

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 14:-        FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its foreign currency derivative contracts, its interest rate swap derivative liability and its embedded derivative liability related to its facilities in Israel, at fair value using the market approach valuation technique. Foreign currency derivative contracts, fair value of the interest rate swap derivative liability and fair value of the embedded derivative liability are classified within Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments. Cash fee liability is classified within Level 3 as it is measured using valuation techniques with significant inputs which are unobservable in the market.

Financial assets and liabilities measured at fair value under applicable accounting guidance as of December 31, 2012 and 2011 were presented on the Company's consolidated balance sheet as follows:

	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-

Total assets	$1,292	$-	$1,292	$-

Liabilities:

Interest Rate Swap	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-

Total liabilities	$(2,112)	$-	$(1,830)	$(282)

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Cash fee (*)	(501)	-	-	(501)
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,844)	$-	$(2,343)	$(501)

(*) The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	Year ended December 31,
	2012	2011

Carrying value as of January, 1	$(501)	$(574)
Change to fair value included in finance expense	219	73

Carrying value as of December, 31	$(282)	$(501)

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
NOTE 15:-	SHARE CAPITAL

a.
In December 2006 and in June 2007, the Company raised $ 120,000 and $ 30,000, respectively from two major shareholders (the "Investors"). The amount of shares purchased by the Investors and their assignees in 2006 and 2007, including shares issued upon the exercise of their 2006 Warrants, were subject to adjustment for all losses, indemnities, liabilities and expenses exceeding, or not otherwise covered by, the Company's insurance coverage, in connection with a concluded investigation by the United States Securities and Exchange Commission, securities class action lawsuits (settled in 2008) and certain other matters relating, in whole or in part, to matters occurring prior to the closing of the 2006 transaction (the "Relevant Amounts"). Adjustments for this purpose are made by the issuance to the Investors and their assignees of additional ordinary shares for no additional consideration.

Pursuant to these adjustment provisions, on March 18, 2009, the Company issued 24,466,936 shares to the Investors and certain assignees. In addition, an adjustment was made to the exercise price under the 21,250,000 then outstanding warrants (see also c below) issued to the Investors in the 2006 transaction to reflect an exercise price of 110% of the adjusted price per share paid by the Investors. Based upon Relevant Amounts incurred by the Company to December 2008, the exercise price of such warrants was reduced to $ 1.0039 per share.

b.
On June 25, 2009, the Company consummated a $ 15,000 equity financing, pursuant to several share purchase agreements (the "2009 Purchase Agreements") entered into with each of its two major shareholders and a new external investor investing through two parallel funds, which provided for the sale and issuance by the Company to such investors of an aggregate of 13,636,364 of the Company's ordinary shares at a price of $ 1.10 per share. The 2009 Purchase Agreements also provided for the grant by the Company to such investors of five-year warrants to purchase an aggregate of 6,818,183 of the Company's ordinary shares at an exercise price of $ 1.30 per share. The Company classified the warrants granted as equity instruments in accordance with ASC 815.

 Stock Option and Share Incentive Plans

The Company has three Stock Option and Share Incentive Plans, described below, under which employees, officers, non-employee directors and non-employees of the Company and its subsidiaries may be granted options to purchase ordinary shares of the Company. All of such plans are administered by the Company's board of directors. Options granted under these plans may not expire later than ten years from the date of grant.

Options granted under all share incentive plans that are cancelled or forfeited before expiration become available for future grant

2000 Share Option Plan (the "2000 Plan")

The Company's 2000 Plan, as most recently amended in September 2006, permitted the grant, through July 2011, of stock options to directors, officers, employees and certain consultants and dealers of the Company and its subsidiaries. Although no further grants may be made under this plan, existing awards continue in full force in accordance with the terms under which they were granted.

Israel 2003 Share Option Plan (the "2003 Israel Plan")

The Company's 2003 Israel Plan permits the grant, through March 2013, of stock options solely to directors, officers and employees of the Company and its subsidiaries who are residents of Israel. As of December 31, 2012, 2,000,000 ordinary shares are reserved for option grants under such plan.

2007 Share Incentive Plan (the "2007 Plan")

The 2007 Plan permits the grant, through January 2017, of awards consisting of stock options, restricted stock, and other share-based awards (including cash and stock appreciation rights) to the Company's employees, directors, officers, consultants, advisors, suppliers and any other person or entity whose services are considered valuable to the Company. As of December 31, 2012, 14,500,000 ordinary shares are reserved for option grants under such plan. During 2012, the Company granted only stock options out of the 2007 Plan. Awards granted under the 2007 Plan are generally exercisable over four years.

On May 31, 2012, the Company's board of directors extended the contractual term of stock options for the purchase of the Company's shares that had been granted to our employees, including members of senior management, between December 1, 2006 and December 31, 2009, inclusive, from a term of seven years to a term of ten years from the respective date of grant.

On December 11, 2012 the Company's shareholders extended the contractual terms of stock options granted to its directors from a term of seven years to a term of ten years from the respective date of grant.

The respective exercise periods of the options granted by the Company to its directors were also extended from a term of seven years to a term of ten years from the respective date of grant.

Such modification was accounted for pursuant to the guidance of ASC 718. The Company recognized compensation expenses related to the above mentioned modification during 2012 of $ 1,503.

A summary of the status of the Company's option plans as of December 31, 2012 and changes during the year ended on that date is presented below:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	14,762,980	1.35
Changes during the year:
Granted	7,476,000	1.21
Exercised	(1,250)	1.30
Forfeited or cancelled	(4,612,270)	1.50

Options outstanding at the year end	17,625,460	1.24	$2,587

Options vested and expected to vest at the year end	14,724,137	1.25	$2,385

Options exercisable at the year end	8,804,214	1.28	$1,973

The total intrinsic value for the options exercised during the year ended December 31, 2012 was $0.

The options outstanding as of December 31, 2012, have been separated into ranges of exercise prices, as follows:

Range of exercise prices	Options outstanding as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$
0.90 - 1.49	17,058,726	5.28	1.12	8,237,480	4.18	1.03
1.50 - 2.99	457,400	0.45	1.98	457,400	0.45	1.98
3.00 - 8.99	325	0.22	8.55	325	0.22	8.55
9.00 - 10.99	17,587	0.20	10.93	17,587	0.20	10.93
11.00 and above	91,422	0.24	18.55	91,422	0.24	18.55

	17,625,460	5.13		8,804,214	3.94

c.
In connection with the private placement executed on December 2006 (see also a above), the Company granted to its two major shareholders a five-year warrant to purchase 21,250,000 ordinary shares of the Company at an exercise price of $1.0039 per share (as adjusted in 2009 (see a above) ).  On November 7, 2011, the major shareholders delivered notices of warrant exercise by way of a cashless exercise, in accordance with the terms of the warrants.  Based on the fair market value of the Company's ordinary shares as at December 31, 2011, as calculated by a third party appraisal, the cashless exercise of the warrant resulted in the issuance to the major shareholders of 3,619,525 ordinary shares. Although the share certificates for these shares were not physically issued until 2012, the exercise was effective on November 7, 2011 (the date of delivery of the notice of exercise), entitling the major shareholders to those shares and all the accompanying rights as shareholders of the Company as of that earlier date.  Accordingly, the Company reflected such cashless exercise in its balance sheets and statements of changes in shareholders' equity (deficiency) as of December 31, 2011.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16:-	INCOME TAXES

a.	Measurement of taxable income:

Under Israeli law (the Income Tax (Inflationary Adjustments) Law, 1985), until 2007, the Company's results for tax purposes were adjusted annually as a result of changes in the Israeli Consumer Price Index (CPI)

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to such law that limits its scope starting in 2008, and thereafter. Starting in 2008, the Company's results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting in 2008.

In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the above difference between the reporting currency and the tax basis of assets and liabilities.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969:

The Company is an "Industrial Company", as defined by Israel's Law for the Encouragement of Industry (Taxes), 1969, and, as such, the Company is entitled to certain tax benefits, mainly: amortization of costs relating to know-how and patents over eight years; accelerated depreciation; and the right to deduct public issuance expenses for tax purposes.

c.	Tax benefits under the Israeli Law for the Encouragement of Capital Investments, 1959 (the "Law"):

Certain of the Company's investment programs have been granted "Approved Enterprise" status under the Law. According to the provisions of the Law, the Company has elected the "alternative benefits" program and as such is entitled to receive certain tax benefits, including accelerated depreciation of fixed assets in the investment programs, as well as a full tax exemption on undistributed income that is derived from the portion of the Company's and its subsidiaries' facilities granted Approved Enterprise status, for a period of 10 years. The benefits commence with the date on which taxable income is first earned. The period of tax benefits detailed above is subject to expiration upon the earlier of 12 years from the year in which the program commenced its operations or 14 years from the year of approval as an Approved Enterprise.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Law, regulations published thereunder and the certificates of approval for the specific investments in an "Approved Enterprise". In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

If the net retained tax-exempt income is distributed, it would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative tax benefits program under the law (currently, such tax rate is 25% of any gross dividend).

As of December 31, 2012, the Company had approximately $ 189,750 derived from tax-exempt profits earned by its "Approved Enterprise" status prior to and including 2001. The Company has decided not to declare dividends out of such tax-exempt income. Accordingly, no deferred tax liabilities have been provided on income attributable to the Company's "Approved Enterprise" status.

Income of the Company from sources other than an "Approved Enterprise" during the period of benefits will be taxable at regular corporate tax rates.

On April 1, 2005, an amendment to the Law came into effect (the "2005 Amendment") that has significantly changed the provisions of the Original Law (the "Original Law"). Generally, investment programs of the Company that already obtained an Approved Enterprise status from the Investment Center of the Israeli Ministry of Industry, Trade and Labor (the "Investment Center") prior to the effective date of the 2005 Amendment will continue to be subject to the Original Law's provisions. With respect to the Law's "alternative benefit" program, the 2005 Amendment enacted major changes in the manner in which tax benefits are awarded under the Law, such that companies are no longer required to obtain Investment Center approval in order to qualify for tax benefits. A qualifying enterprise is a "Privileged Enterprise", rather than an "Approved Enterprise", as it was previously called. The period of tax benefits for a new Privileged Enterprise commences in the "Year of Commencement". This year is the later of: (1) the year in which taxable income is first generated by a company, or (2) year of election of Privileged Enterprise status.

The Company has been granted the status of Approved Enterprise, under the Law, with respect to six investment programs (the "Programs"). The Company's benefit period related to its first, second, third, fourth and fifth investment programs has ended; therefore, the Company's income attributable to these investment programs is no longer entitled to tax benefits. The tax benefits attributable to the Company's current programs under the Approved Enterprises status are scheduled to gradually expire by 2014.
The Company's Israeli tax return for 2008, submitted to the Israeli Tax Authority (the "ITA") in 2009, included a notice by the Company opting for 2008 as the Year of Election of its "Privileged Enterprise" status under the 2005 Amendment. However, the period of tax benefits for the Privileged Enterprise status for the Company did not commence at that time due to the Company's then-current losses. The tax benefits attributable to the Company's current Privileged Enterprises status are due to expire in 2019.

In December 2010, the Knesset passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law for the Encouragement of Capital Investments, 1959 (the "Investment Law"). The amendment was enacted as of January 1, 2011. According to the amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire "Preferred Income". The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

As of December 31, 2012 the Company decided not to opt to apply the amendment.

d.	Tax assessments:

The Company files income tax returns in various jurisdictions with varying statutes of limitations.

On September 16, 2009, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2000 through 2003 in an amount of $ 2,100, which resulted in a refund to the Company of $ 6,600. In addition, the Company waived its tax losses from the fiscal years 2003 and earlier.

On December 10, 2012, the Company reached a settlement with the Israeli Tax authorities (the "ITA"). The terms of the settlement included the finalizing of the Company's Israeli tax assessments for fiscal years 2004 through 2010 (excluding 2007) which resulted in waiving operating and Capital tax losses  in the total amount of $15,617 and $6,472, respectively.

On April 13, 2011 the Company's U.S. subsidiaries reached a settlement with the Internal Revenue Service for the years 2007-2009. The terms of the settlement included the finalizing of the Company's US  tax assessments for fiscal years 2007 through 2009 which resulted in an immaterial refund to the Company. In addition, the Company will be able to utilize net operating losses carry forward subject to Section 382 of the US Internal Revenue Code and the expiration schedule of such losses in the total amount of approximately $ 51,000.

In February 2011, the Company's subsidiary in Germany received final tax assessments for the years 2004-2007, with no material impact on the Company's consolidated financial statements. As of December 31, 2012 the Company's subsidiary in Germany is under examination by the German tax authorities for years 2008-2010.

In December 2011, the Company's subsidiary in India received final tax assessments for the year 2008, with no material impact on the Company's consolidated financial statements. As of December 31, 2012 the Company's subsidiary in India is under examination by the Indian tax authorities for 2009.

In January 2013, the Company's subsidiary in France received final tax assessments for the years 2007-2009, with no material impact on the Company's consolidated financial statements.

The Company's subsidiary in Hong Kong is open for assessment since 2005, and the Company's subsidiary in China is open for assessment since its year of incorporation, 2006.

e.	Corporate tax rates in Israel:

The corporate tax rate in Israel for 2010 was 25% . In  2011, following the Amended Legislation for Implementing the Economic Plan for 2009 and 2010, the corporate tax rate in Israel was 24%.

At 2011 The Tax Burden Law 2011 was published and set the corporate tax rate at 25% from 2012 and thereafter.

f.	Net operating loss carry-forwards:

As of December 31, 2012, the Company had carry-forward operating and capital tax losses totaling approximately $ 233,896 and $ 35,720, respectively, out of which approximately $ 157,173 and $ 35,720 of losses, respectively were attributed to Israel, which can be carried forward indefinitely and $ 68,514 were attributed to the U.S. subsidiary, which can be carried forward up until 2032.

Due to an approved merger of two of the Company's former Israeli subsidiary companies, the net operating losses prior to the merger (effective as of December 31, 2006) will be carried forward to subsequent years and may be set off against the merged company's taxable income, commencing with the tax year immediately following the merger. The use of the tax loss carry-forward from the effective approved merger date and prior years is limited to the lesser of:

12.5% of the aggregate net operating loss carry-forwards of the merged companies prior to the effective date of the merger; and 50% of the combined company's taxable income in the relevant tax year.

f.	The above-noted limitation on the use of carry-forward tax losses applies for a period of eight years commencing with the tax year immediately following the merger. (i.e. through December 31, 2014).

g.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry-forwards	$76,615	$81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204

Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)

Deferred tax assets	$4,228	$4,135

Deferred tax liabilities:
Goodwill	$(10,169)	$(8,844)

Deferred tax liabilities	$(10,169)	$(8,844)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

h.	A reconciliation of the Company's effective tax expense (benefit) to the Company's theoretical statutory tax expense (benefit) is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of operations	$7,849	$1,696	$8,191

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax benefit	$1,962	$407	$2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(1,324)	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406

Actual tax expense	$852	$1,006	$2,446

i.	Income (loss) before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$3,339	$(846)	$4,791
Foreign	4,510	2,542	3,400

	$7,849	$1,696	$8,191

j.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current (including the impact of ASC 470)	$42	$(445)	$1,366
Deferred	810	1,451	1,080

	$852	$1,006	$2,446

Domestic	$(2,313)	$41	$279
Foreign	3,165	965	2,167

	$852	$1,006	$2,446

k.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2012	2011

Opening balance	$6,119	$7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions	--	(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses of statute of limitations	(341)	(1,255)

Closing balance	$4,694	$6,119

The balance of total unrecognized tax benefits at December 31, 2012, is $ 4,694 that, if potentially recognized, would affect the effective rate in the Company's statement of operations.

The Company recognizes interest and penalties related to unrecognized tax benefits in tax expense. During the years ended December 31, 2012, 2011 and 2010, the Company recorded $ 296, $ (29) and $ 579, respectively, for interest and penalties expenses (income) related to uncertain tax positions. The accrued interest and penalties at December 31, 2012 and 2011 is $ 4,282 and $ 3,986, respectively.

BASIC AND DILUTED NET EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS PER SHARE
NOTE 17:-	BASIC AND DILUTED NET EARNINGS PER SHARE

	Year ended December 31,
	2012	2011	2010
Numerator:
Net income available to shareholders of Ordinary shares	$6,997	$690	$5,745

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,972,262	215,884,160	215,340,549
Effect of dilutive securities:
Employee stock options	1,333,181	1,841,885	1,020,238
Warrants	1,725,231	5,339,873	3,358,216
Denominator for diluted net earnings per share - adjusted weighted average number of shares	222,030,674	223,065,918	219,719,003

SEGMENTS AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC AREA INFORMATION
NOTE 18:-	SEGMENTS AND GEOGRAPHIC AREA INFORMATION

a.	General:

The Company has determined that it operates under three reportable segments in accordance with ASC 280, "Segment Reporting", namely, the development, manufacturing, marketing sale and service of laser and light based systems and appliances for:

•	Surgical applications, primarily ear, nose and throat treatment, benign prostatic hyperplasia, urinary lithotripsy, gynecology, gastroenterology and general surgery.
•
Aesthetic applications, primarily dermatology, plastic surgery, photo rejuvenation, hair removal, non-invasive treatment of vascular lesions and pigmented lesions, acne and treatment of burns and scars.

•	Ophthalmic applications, primarily secondary cataracts, open angle glaucoma, angle-closure glaucoma and various retinal pathologies.

In addition, the Company conducts business globally and is managed on a geographic basis of four separate geographic units, as follows: the Americas, Europe (including the Middle East and Africa), China/APAC and Japan.

b.	Financial data relating to reportable operating segments:

1.
The following financial information is the information that management uses for analyzing the Company's results. The figures are presented on a consolidated basis as presented to management. The Company presents segment information based on its reporting business units.

	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$95,962	$90,487	$62,141	$-	$248,590

Gross profit	$52,829	$43,641	$27,209	$(413)	$123,266

Operating expenses	42,439	41,721	26,535	3,258	113,953

Operating income (loss)	$10,390	$1,920	$674	$(3,671)	$9,313

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	$47,517	$40,332	$24,771	$(104)	$112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095

Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	$42,908	$46,985	$24,168	$(70)	$113,991

Operating expenses	36,616	41,107	25,233	(1,036)	101,920

Operating income (loss)	$6,292	$5,878	$(1,065)	$966	$12,071

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

2.	The following financial information categorizes the Company's assets according to segments:
	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$38,027	$35,834	$29,608	$31,437	$134,906
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$930	$2,363	$602	$-	$3,895
Depreciation and amortization	$1,561	$2,068	$1,237	$-	$4,866
	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

c.	Geographic information:

	Year ended December 31, 2012
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2011
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217
	Year ended December 31, 2010
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217

SUBCONTRACTORS	12 Months Ended
Dec. 31, 2012
SUBCONTRACTORS [Abstract]
SUBCONTRACTORS
NOTE 19: -	SUBCONTRACTORS
The Company is dependent upon sole source suppliers for certain key components used in its products. Management believes that in most cases other suppliers could provide similar components at comparable terms. A change of suppliers, however, could cause a material delay in manufacturing and a possible loss of sales, which could adversely affect the Company's operating results and financial position.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to account receivables and sales allowances, inventory write-offs, goodwill, accrued warranty costs, legal contingencies, income taxes, retirement and post-retirement benefits (including the actuarial assumptions), as well as in estimates used in applying the revenue recognition policy. The Company's management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
b.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany transactions and balances, including profits from intercompany sales not yet realized outside the Company, have been eliminated upon consolidation.

Financial statements in U.S. dollars
c.	Financial statements in U.S. dollars:

A majority of the Company's revenues is generated in U.S dollars. In addition, most of the Company's costs are denominated and determined in U.S. dollars. The Company's management believes that the U.S dollar is the currency in the primary economic environment in which the Company operates. Thus, the functional currency of Lumenis Ltd. and certain subsidiaries is the U.S dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into dollars in accordance with Accounting Standards Codification ("ASC") 830, "Foreign Currency Matters". All transaction gains and losses resulting from the re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of operations as financial income or expenses as appropriate.

The financial statements of certain subsidiaries of Lumenis Ltd. of which the functional currency is not the dollar have been translated into dollars. All amounts on the balance sheets have been translated into the dollar using the exchange rates in effect on the relevant balance sheet dates. All amounts in the statements of operations have been translated into the dollar using the exchange rate on the respective dates on which those elements are recognized. The resulting translation adjustments are reported as a component of accumulated other comprehensive income in shareholders' equity (deficiency).

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible into cash with original maturities of three months or less, at the date acquired.
Short-term bank deposits
e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months and up to one year. As of December 31, 2011, the Company's bank deposits were in U.S. dollars and New Israel Shekels ("NIS") and bore interest at weighted average interest rates of 2.9%. Short-term deposits are presented at their cost, including accrued interest.

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market and include raw materials, work in process and finished goods. Cost is determined as follows:

Raw Materials and Work in Progress (WIP) - Cost is determined on a standard cost basis utilizing weighted average of historical purchases, which approximates actual cost.

Finished goods are stated at the lower of cost (weighted average cost method) or market, based on standard cost which includes labor and manufacturing overhead.

The Company regularly evaluates the ability to realize the value of inventory based on a combination of factors including the following: historical usage rates, product end of life dates, technological obsolescence, estimated current and future market values and new product introductions. When recorded, the write-offs are intended to reduce the carrying value of inventory to its net realizable value. If actual demand for the Company's products deteriorates, or market conditions are less favorable than those projected, additional inventory write-offs may be required.

During 2012, 2011 and 2010, the Company recorded write-offs for inventory no longer required in amounts of $ 3,957, $ 5,807 and $ 2,540, respectively.

Finished goods used in operations
h.	Finished goods used in operations:
Finished goods used in operations represent finished products used for promotional purposes and are generally depreciated over a period of three years.
Property and equipment
i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

Long-lived assets
j.	Long-lived assets:

The Company's property and equipment and finished goods used in operations are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such asset. If the asset in not recoverable, then if the carrying amount of an asset exceeds the fair value of such asset, an impairment charge is recognized with respect to the asset in the amount of such excess. During 2012, 2011 and 2010, no impairment losses were identified.

Goodwill
k.	Goodwill:

Goodwill has been recorded in the Company's consolidated financial statements as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired and is accounted for under ASC 350, "Intangibles - Goodwill and Other". Goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. Goodwill is reviewed for impairment utilizing a two-step process. The first step of the impairment test requires the Company to identify the reporting units, and compare the fair value of each of these reporting units to the respective carrying value. If the carrying value is less than the fair value, no impairment exists and the second step does not need to be completed. If the carrying value is higher than the fair value, there is an indication that impairment may exist, and a second step must be performed to compute the amount of the impairment.

The Company identifies three reporting units that represent the three business reporting segments in which it operates, namely: (i) Surgical; (ii) Aesthetic; and (iii) Ophthalmic. Accordingly, the carrying amount of goodwill was assigned to each reporting segment.

As of December 31, 2012, 2011 and 2010 the goodwill amount assigned to each of the Surgical and Aesthetic reporting segment did not change.
The Company applies ASC 350 guidance when testing goodwill for impairment, which permits the Company to make a qualitative assessment of whether goodwill is impaired, or opt to bypass the qualitative assessment and proceed directly to performing the first step of the two-step impairment test. The Company estimated as of December 31, 2012, 2011 and 2010 the fair value of each of the reporting units using the Income Approach in the form of a discounted cash flow ("DCF") analysis. Significant estimates used in the calculation of DCF include estimates of future cash-flows, future short-term and long-term growth rates and weighted average cost of capital for each reporting unit. In addition, the Market Approach, which indicates the fair value of a business based on a comparison of the subject company to comparable/guideline publicly traded companies and/or transactions in its industry, was utilized to corroborate the overall value for the reporting units.
During 2012, 2011 and 2010, no impairment losses were recorded, as the fair value of all business units, as determined in the first step of impairment test, exceeded their carrying value.

Revenue recognition
l.	Revenue recognition:
The Company recognizes revenues in accordance with ASC 605-10-S99 (SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition"), which requires that the following four criteria be met in order to recognize revenue:

1.	Persuasive evidence of an agreement exists;
2.	Delivery has occurred or services have been rendered;
3.	The selling price is fixed or determinable; and
4.	Collectability is reasonably assured.

The timing for revenue recognition amongst the various products and customers is dependent upon satisfaction of such criteria and generally varies from shipment to delivery to the customer depending on the specific shipping terms of a given transaction, as stipulated in the agreement with each customer. Revenues from service contracts are recognized on a straight-line basis over the life of the related service contracts.

The Company's products sold through agreements with distributors are generally non-exchangeable, non-refundable, non-returnable and without any rights of price protection or stock rotation. Accordingly, the Company generally considers distributors as end-users.

Although, in general, the Company does not grant rights of return, there are certain instances where such rights are granted. The Company maintains a provision for returns in accordance with ASC 605, "Revenue Recognition", which is estimated, based primarily on historical experience as well as management judgment, and is recorded through a reduction of revenue.

Deferred revenue includes primarily the fair value of unearned amounts of service contracts, arrangements with specific acceptance provisions that have not been satisfied by the end of the period and cases where the Company has not completed delivery of goods in accordance with the agreed-upon delivery terms.

Part of the Company's revenue transaction with end-users includes multiple elements within a single contract if it is determined that multiple units of accounting exist.

Commencing January 1, 2011, the Company adopted Accountings Standards Update ("ASU") 2009-13, "Multiple-Deliverable Revenue Arrangements, (amendments to ASC Topic 605, Revenue Recognition)". ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendments eliminate the residual method of revenue allocation and require revenue to be allocated using the relative selling price method.

The primary type of transactions in which the Company engages for which ASU 2009-13 is applicable are agreements that include multiple elements which are delivered at different points in time. Such elements may include some or all of the following:

-	products;
-	installation of systems and training; and
-	extended warranty contracts (most systems are sold with a standard one year warranty).

The Company considers the sale of a product and the extended warranty element in the related agreement to be two separate accounting units of the arrangement and defers the relative selling price of the extended warranty element to the period in which it is earned.

In respect of sale of products, installation of systems and training, the Company considers the elements in the arrangement to be a single unit of accounting. In accordance with ASC 605, the Company has concluded that its arrangements are generally consistent with the indicators suggesting that installation and training are not essential to the functionality of the Company's systems. Accordingly, installation and training are considered inconsequential and perfunctory relative to the system and therefore the Company recognizes revenue for the system, installation and training upon delivery to the customer in accordance with the agreement delivery terms once all other revenue recognition criteria have been met, and provides for installation and training costs as appropriate.

For sale transactions entered into prior to January 1, 2011, the Company was required to account for sales of its products in accordance with ASC 605-25 (prior to its amendment by ASU 2009-13). ASC 605-25 generally required revenue earned on arrangements involving multiple elements to be allocated to each element based on the relative objective fair value of the elements. Accordingly, revenues were allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with a customer, the Company deferred revenues for the VSOE of its undelivered elements (extended warranty) and recognized revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement. Any discount in the arrangement was allocated to the delivered element.

For fiscal 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE if available, third-party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company then recognizes revenue on each deliverable in accordance with its policies for product and service revenue recognition. VSOE of selling price is based on the price charged when the element is sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices fall within a reasonable range based on historical discounting trends for specific products and services. TPE of selling price is established by evaluating largely interchangeable competitor products or services in stand-alone sales to similarly situated customers. However, as the Company's products contain a significant element of proprietary technology and its solutions offer different features and functionality, the comparable pricing of products with similar functionality typically cannot be obtained. Additionally, as the Company is unable to reliably determine what competitors products' selling prices are on a stand-alone basis, the Company is not typically able to determine TPE. The best estimate of selling price is established considering multiple factors including, but not limited to pricing practices in different geographies and through different sales channels, gross margin objectives, internal costs, competitor pricing strategies, and industry technology lifecycles.

In addition, pursuant to the guidance of ASU 2009-13, the residual method of allocating arrangement consideration has been eliminated and the Company allocates arrangements' consideration based on the relative selling price method.

The Company adopted ASU 2009-13 effectively on a prospective basis for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010, which for the Company was January 1, 2011, the first day of the Company's 2011 fiscal year.

The adoption of ASU 2009-13 did not have a material impact on the Company's consolidated results of operations and financial condition.

In instances where revenue is derived from sale of third-party vendor products and the Company is a principal in the transaction, the Company generally record revenue on a gross basis and record costs related to a sale within cost of revenue. In those cases where the Company is acting as an agent between the customer and the vendor, revenue is recorded net of costs in accordance with ASC 605-45.

Research and development costs
m.	Research and development costs:
Research and development costs are charged to the Company's statement of operations as incurred.
Accrued warranty costs
n.	Accrued warranty costs:

The Company generally warranties the majority of its products against defects and bugs for up to one-year, with certain products carrying a warranty for a more extended period of up to three years. The warranty period begins upon shipment, installation or delivery, depending upon the specifics of the transaction. The Company records a liability for accrued warranty costs at the time of sale of a unit, which represents the remaining warranty on products sold based on historical warranty costs and management's estimates. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts thereof as necessary.

Changes in the Company's warranty allowance during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$6,459	$5,936	$5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)

	$5,389	$6,459	$5,936

Advertising expenses
o.	Advertising expenses:
Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2012, 2011 and 2010 were approximately $ 225, $ 392 and $ 439, respectively.

Accounting for income taxes
p.	Accounting for income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This codification prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and for carry-forward tax losses. Deferred taxes are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences, if not related to an asset or liability for financial reporting.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. Accounting guidance addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the consolidated financial statements, under which a company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.

The tax benefits recognized in the consolidated financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. Accordingly, the Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Accrued post-employment benefit
q.	Accrued post-employment benefit:

The majority of the Company's employees in Israel have subscribed to Section 14 of Israel's Severance Pay Law, 5723-1963 ("Section 14"). Pursuant to Section 14, the Company's employees, covered by this section, are entitled only to monthly deposits, at a rate of 8.33% of their monthly salary, made on their behalf by the Company. Payments in accordance with Section 14 release the Company from any future severance liabilities in respect of those employees. Neither severance pay liability nor severance pay fund under Section 14 for such employees is recorded on the Company's balance sheet.

With regards to employees in Israel that are not subject to Section 14, the Company's liability for severance pay is calculated pursuant to the Severance Pay Law, based on the most recent salary of the relevant employees multiplied by the number of years of employment as of the balance sheet date. These employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for these employees is fully provided for via monthly deposits with severance pay funds, insurance policies and an accrual. The value of these deposits is recorded as an asset on the Company's balance sheet.

The deposited funds include profits accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Severance Pay Law or labor agreements.

The Company recorded its liability for severance pay as if it was payable at each balance sheet date (based on the "shut-down method") in accordance with ASC 715, "Compensation-Retirement Benefits".

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010, were approximately $ 2,405, $ 2,065 and $ 1,779, respectively.

The Company has an unfunded and unsecured defined benefit plan in respect of its employees in Japan.

Below are the measurement principles employed by the Company with respect to pension expenses for its Japanese employees:
1.	The net pension expenses for each accounting period consist of the following components:
a)	Current service costs - the actuarial increase in the pension liability relating to employee pension benefits in respect of the reporting period;

b)	Current interest costs - the increase in the pension liability due to the passage of time; and
c)	Actuarial losses (profits) recognized during the period, as described in (3) below.
2.
The net pension liability included in the balance sheet is computed on the basis of the liability at the beginning of the period, plus the current service costs and the current interest costs, less benefit payments.

3.
The difference, at the balance sheet date, between the pension liability, computed as stated in (2) above, and the actuarial liability at the same date reflects the balance of actuarial gains or losses which are deferred and are not immediately recognized in the consolidated financial statements.

These deferred actuarial gains or losses are calculated on an annual basis at the end of each year and are recorded in the statements of operations partially in the following year, if - and only if - at the end of the current reporting year, they amount to more than 10% of the greater of :

a)	the actuarial liability for pension payments; or

b)	the fair value of the pension fund assets.

The amount in excess of 10%, as stated above, will be recorded in the statements of operations, commencing from the following year, in equal annual installments over the anticipated period of employment (6.1 years) of the Lumenis Japan employees, who are members of the plan.
The actuarial calculations, as set forth below, have been performed in accordance with ASC 715.
	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)

Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43

Net periodic benefit cost	$579	$585
	December 31,
	2012	2011

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

	December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:

Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Benefit payments are expected to be paid as follows:

December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

Employee defined contribution plan
r.	Employee defined contribution plan:

The Company has a 401(K) defined contribution plan covering certain employees in the United States. All eligible employees may elect to contribute up to 25%, but generally not greater than $ 16.5 per year (for certain employees over 50 years of age the maximum contribution is $ 22 per year), of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits.

The Company matches 25% of employee contributions up to the plan limit of $ 1,000 per annum (through 2009). During the years ended December 31, 2012, 2011 and 2010 the Company did not record expenses for matching contributions.

Basic and diluted net earnings per share
s.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus potential dilutive ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options and warrants that have been excluded from the calculations of diluted net earnings per share was 20,421,865, 15,307,820 and 19,383,247 for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity-based compensation
t.	Equity-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted under ASC 718 using the Black-Scholes option-pricing model that uses the weighted average assumptions noted in the table below.

The Company retained the service of a third party appraiser to calculate the fair market value of its ordinary shares and other assumptions used in the Black-Scholes option-pricing model. The weighted average fair value of options granted during the year, as calculated by the third party appraiser, was $ 0.72, $ 0.74 and $ 0.69 for the years ended December 31, 2012, 2011 and 2010, respectively.

In applying the volatility element of the Black-Scholes option-pricing model to the Company's shares, due to the de-registration of the shares in 2006, the expected volatility of the price of such shares is based on volatility of similar companies whose share prices are publicly available over an historical period equivalent to the option's expected term. The risk-free interest rate is based on the yield of U.S. treasury bonds with equivalent terms. The dividend yield is based on the Company's historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.
The expected term of options granted represents the period of time that options granted are expected to be outstanding, and is determined based on the simplified method in accordance with ASC 718-10-S99-1 (SAB No. 110), as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB No. 110 effective January 1, 2008 and will continue to apply the simplified method until sufficient historical experience is available to provide a reasonable estimate of the expected term for stock option grants.

	Year ended December 31,
	2012	2011	2010

Volatility	73%	76%	75%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0%	0%	0%
Expected term	4.70 years	4.72 years	4.57 years

The Company's annual compensation cost for the years ended December 31, 2012, 2011 and 2010 totaled $ 3,285, $ 747 and $ 869, respectively.

The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of goods sold	$127	$104	$70
Research and development	189	186	123
Sales and marketing	385	249	243
General and administrative	2,584	208	433

Total equity-based compensation expense	$3,285	$747	$869

The total unrecognized compensation cost amounted to $ 5,336 at December 31, 2012, and is expected to be recognized over a weighted average period of approximately 3.12 years.

Fair value of financial instruments
u.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.
The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturity of such instruments.

The fair value of foreign currency contracts, Interest Rate Swap (used for hedging purposes), Cash fee and the embedded derivative instrument (see also Note 2w) is estimated by obtaining current quotes from banks and third party valuations.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Other inputs that are directly or indirectly observable in the marketplace; and

Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value (see also Note 14).

The carrying amount of the Company's bank debt that was treated in accordance with ASC 470-60, "Debt-Troubled Debt Restructurings by Debtors" (see also Note 9) does not approximate its fair value, which amounts to $73,862, based on discounted future cash flows (level 3).

Concentration of credit risk
v.	Concentration of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term and long-term bank deposits, trade receivables, interest rate swap and foreign currency derivative contracts.

The majority of the Company's cash and cash equivalents and short-term and long-term bank deposits are invested with major banks in Israel and the United States. Such investments in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally cash and cash equivalents and short term deposits may be redeemed upon demand and therefore bear low risk.

The trade receivables of the Company and its subsidiaries are derived from sales to customers located primarily in the Americas, Europe - Middle East - Africa ("EMEA") and the Far East, including Japan. The Company and its subsidiaries perform ongoing credit evaluations of their customers and may obtain letters of credit and bank guarantees for certain receivables. In addition, the Company insures certain of its receivables with a credit insurance company. An allowance for doubtful accounts is provided with respect to specific debts that the Company has determined to be doubtful of collection.  For those debts not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history, current economic trends and management estimates.

The Company charges off receivables when they are deemed uncollectible. Actual collection experience may not meet expectations and may result in increased bad debt expense.

Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$2,789	$3,406	$3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)

	$2,379	$2,789	$3,406

Derivative instruments
w.	Derivative instruments:

ASC 815, "Derivative and Hedging", requires companies to recognize all of their derivative instruments as either assets or liabilities in the statement of financial position at fair value.

For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

Derivative instruments designated as hedging instruments:

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current earnings during the period of change.

To hedge against the risk of overall changes in cash flows resulting from foreign currency trade payables and salary payments during the year, the Company has instituted a foreign currency cash flow hedging program. The Company hedges portions of its forecasted expenses denominated in New Israel Shekels. These forward contracts are designated as cash flow hedges, as defined by ASC 815, and are all effective, as their critical terms match underlying transactions being hedged.

As of December 31, 2012, the unrealized gain recorded in accumulated other comprehensive income from the Company's currency forward and option transactions is $ 745. Such amount will be recorded in the Company's earnings during 2013. At December 31, 2012, the notional amounts of foreign exchange forward contracts which the Company entered into were $ 15,182. The foreign exchange forward contracts will expire through December, 2013.

To hedge against the potential risks related to changes in interest rates, on March 4, 2008, the Company entered into an interest rate swap ("IRS") transaction with respect to a $ 40,000 loan, which is due in stages from the third quarter of 2009 until the end of the third quarter of 2013. Under the terms of the IRS, the Company will pay a fixed interest rate of 3.13% and will receive the three month LIBOR rate of interest. The fair value of the IRS was reflected in other account payable and accrued expenses and the changes in the fair value were included in other comprehensive income ("OCI"). The IRS hedge results prior to the amendment to the restructuring agreement entered into by the Company and Bank Hapoalim B.M. on June 30, 2009 ("2009 Amendment") was recorded against the restructured loan amount, as no interest was recognized for such restructured debt (see Note 9). Subsequent to the 2009 Amendment, a pro-rata amount of the IRS hedge results representing the ratio between the recorded interest expense on the debt based on ASC 470-60 and the actual interest payments on the debt is included as part of financial expense arising from the restructured debt while the remaining amount was recorded in OCI.

Derivative instruments not designated as hedging instruments:

In addition to the derivatives that are designated as hedges as discussed above, the Company enters into certain foreign exchange forward to economically hedge a portion of its forecasted inter-company sales denominated in euros and Japanese yen. Gains and losses related to such derivative instruments are recorded in financial expenses, net. At December 31, 2012, the notional amount of foreign exchange forward contracts which the Company entered into was $ 10,643. The foreign exchange forward contracts will expire through December, 2013.

Embedded derivative instruments:

The Company has entered into a lease agreement in respect of its new facilities in Israel which contains monthly lease payments, stated in U.S. dollars, including a "floor" of the exchange rate at 1 U.S. dollar = NIS 4.05.

Pursuant to ASC 815, the floor foreign exchange currency rate creates an embedded derivative, the fair value of which should be measured and bifurcated at inception from the lease agreement and recorded as a liability. The change in the mark to market of the embedded derivative value is recorded in financial expenses, net in each respective reporting period.

The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2012	2011
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335

Total		$1,292	$335

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(105)	$(433)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	-	(344)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)
Cash fee	Other long term liabilities	(282)	(501)

Total		$(2,112)	$(2,844)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest Rate Swap	$(677)	$545	Financial expenses	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	1,235	(1,633)
Lease embedded derivative	-	-	Financial (expense) income	(399)	992
Cash Fee	-	-	Financial (expense) income	219	73

Total	$413	$412		$1,341	$(390)

Restructuring and other related costs
x.	Restructuring and other related costs:
The Company has implemented and accounted for two restructuring plans in 2008 ("2008 restructuring plan")- and -2009 ("2009 restructuring plan"), in accordance with ASC 420, "Exit or Disposal Cost Obligation". At December 31, 2010, the Company completed its 2008 restructuring plan. The completion date of the 2009 restructuring plan was set to December 2012, which is the termination date of the lease of the premises of the U.S. subsidiary.

As of December 31, 2012, the major components of the 2009 restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012	$--	$--	$--

Transfers of financial assets
y.	Transfers of financial assets:

ASC 860, "Transfers and servicing", establishes a standard for determining when a transfer of financial assets should be accounted for as a sale. The Company structures applicable arrangements such that the underlying conditions are met for the transfer of financial assets to qualify for accounting as a sale.

During the year ended December 31, 2012, the Company sold trade receivables to an Israeli financial institution. Control and risk of those trade receivables were fully transferred in accordance with ASC 860. At December 31, 2012 and 2011 the Company had balances from customers and trade receivables that had been sold to such financial institution in the amount of $ 4,693 and $ 5,696, respectively.

The agreements pursuant to which the Company sells its trade receivables, are structured such that the Company: (i) transfers the proprietary rights in a receivable from the Company to a financial institution; (ii) legally isolates the receivable from the Company's other assets, and presumptively puts the receivable beyond the lawful reach of the Company and its creditors, even in bankruptcy or other receivership; (iii) confers on the financial institution the right to pledge or exchange the receivable; and (iv) eliminates the Company's effective control over the receivable, in the sense that the Company is not entitled and shall not be obligated to repurchase the receivable other than in case of failure by the Company to fulfill its commercial obligation.

Comprehensive income (loss)
z.	Comprehensive income (loss):

In 2012, the Company adopted ASU No 2011-05 presentation of comprehensive income. This amended standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity (Deficiency), and requires that all changes in stockholders' equity (Deficiency)- except investments by, and distributions to, owners-  be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company's adoption of this amended standard impacted the presentation of other comprehensive income, as the Company has elected to present two separate but consecutive statements, but it did not have an impact on the Company's financial position or results of operations.

The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,569

Capitalized software costs
aa.	Capitalized software costs:

The Company follows the accounting guidance specified in ASC 350-40, "Internal-Use Software". The Company capitalizes costs incurred in the acquisition or development of software for internal use, including the costs of the software, materials, and consultants incurred in developing internal-use computer software, once final selection of the software is made. Costs incurred prior to the final selection of software and costs not qualifying for capitalization are charged to expense. Capitalized software costs are amortized on a straight-line basis over three years.

Reclassification
ab.	Reclassification:
Certain amounts in prior years' consolidated financial statements have been reclassified to conform with the current year's presentation.
Impact of recently issued accounting standards still not effective for the Company as of December 31, 2012
ac.	Impact of recently issued accounting standards still not effective for the Company as of December 31, 2012:

In July 2012, the Financial Accounting Standards Board ("FASB") issued ASU No.  2012-02, "Intangibles-Goodwill and Other (Topic 350): Testing Indefinite Intangibles Assets for Impairment," ("ASU 2012 02"),  which amended the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment allowing an entity to perform a qualitative impairment assessment. If the entity determines that it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of indefinite-lived intangible assets for impairment is not required and the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard did not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it revised the examples of events and circumstances that an entity should consider in interim periods, which are identical to those assessed in the annual qualitative assessment described above. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption being permitted. The company believes that the adoption of this standard will not have a material impact on its consolidated statements.

In December 2011, the FASB issued ASU No. 2011-11, "Balance Sheet (210): Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. In January 2013, the FASB issued Accounting Standard Update No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities." The Company believes that the adoption of both the standard and the update will not have a material impact on our consolidated financial statements.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Leasehold improvements	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment	10 - 20 (mainly 10)
Computers and peripheral equipment	33
Office furniture and equipment	10 - 20 (mainly 10)
Motor vehicles	20

Schedule of Warranty Allowance
Changes in the Company's warranty allowance during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:
	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$6,459	$5,936	$5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)

	$5,389	$6,459	$5,936

Schedule of Benefit Plan Obligations
	December 31,
	2012	2011

Accumulated benefit obligation	$4,696	$4,742

Change in projected benefit obligation:

Projected benefit obligation at beginning of year	$5,407	$4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)

Projected benefit obligation at end of year	$5,009	$5,407

Net periodic benefit cost :

Service cost	$535	$542
Interest cost	44	43

Net periodic benefit cost	$579	$585

Schedule of Other Comprehensive Loss, Net of Tax for Benefit Plan Components
	December 31,
	2012	2011

Amounts recognized in accumulated other comprehensive income:

Net actuarial gain (loss), net of taxes	$146	$(211)

Accumulated other comprehensive loss , net of taxes	$190	$336

Schedule of Assumptions Used for Benefit Plan Components
December 31,
	2012	2011	2010

Assumptions used to calculate amounts above:

Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,

2013	$598
2014	$446
2015	$410
2016	$514
2017	$993
2018-2022	$2,528

Schedule of Assumptions Used in Stock Option Valuations
	Year ended December 31,
	2012	2011	2010

Volatility	73%	76%	75%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0%	0%	0%
Expected term	4.70 years	4.72 years	4.57 years

Schedule of Equity-Based Compensation Expense
The total equity-based compensation expense related to all of the Company's equity-based awards, recognized for the years ended December 31, 2012, 2011 and 2010, was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Cost of goods sold	$127	$104	$70
Research and development	189	186	123
Sales and marketing	385	249	243
General and administrative	2,584	208	433

Total equity-based compensation expense	$3,285	$747	$869

Schedule of Allowance for Doubtful Accounts
Changes in the Company's allowance for doubtful accounts during the fiscal years ended at December 31, 2012, 2011 and 2010 are as follows:

	Year ended December 31,
	2012	2011	2010

Balance at the beginning of the year	$2,789	$3,406	$3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)

	$2,379	$2,789	$3,406

Schedule of Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

		Fair Value of Derivative Instruments
		Year ended December 31,
	Balance Sheet Location	2012	2011
Derivative Assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	$745	$-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Prepaid expenses and other receivables	547	335

Total		$1,292	$335

Derivative Liabilities:

Derivatives designated as hedging instruments:
Interest Rate Swap	Other accounts payable and accrued expenses	$(105)	$(433)
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	-	(344)

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts payable and accrued expenses	(159)	(283)
Lease embedded derivative	Other accounts payable and accrued expenses	(197)	(152)
Lease embedded derivative	Other long term liabilities	(1,369)	(1,131)
Cash fee	Other long term liabilities	(282)	(501)

Total		$(2,112)	$(2,844)

	Gain (loss) Recognized in Other Comprehensive Income, net		Gain (loss) Recognized in Statements of Operations
	Year ended December 31,		Statements of Operations	Year ended December 31,
	2012	2011	Item	2012	2011

Derivatives designated as hedging instruments:
Interest Rate Swap	$(677)	$545	Financial expenses	$635	$(696)
Foreign exchange option and forward contract	1,090	(133)	Operating income (expenses)	(349)	874

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	-	Financial (expense) income	1,235	(1,633)
Lease embedded derivative	-	-	Financial (expense) income	(399)	992
Cash Fee	-	-	Financial (expense) income	219	73

Total	$413	$412		$1,341	$(390)

Schedule of Restructuring Plan Charges
As of December 31, 2012, the major components of the 2009 restructuring plan charges are as follows:

	Employee termination benefits	Lease abandonment	Total

Balance as of January 1, 2011	$180	$915	$1,095
Cash outlays	(98)	(437)	(535)

Balance as of December 31, 2011	82	478	560
Cash outlays	(82)	(478)	(560)

Balance as of December 31, 2012	$--	$--	$--

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income, net was comprised as follows:

	Year ended December 31,
	2012	2011	2010

Accumulated losses on derivative instruments	$(945)	$(1,358)	$(1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464

Total accumulated other comprehensive income, net	$15,576	$15,457	$14,569

PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Schedule of Prepaid Expenses and Other Receivables

	December 31,
	2012	2011

Advances to suppliers	$1,449	$911
Income/Corporate taxes	1,605	1,366
VAT and consumption tax	1,585	1,501
Prepaid expenses	1,047	1,210
Restricted Deposits	706	1,218
Fair value of financial derivatives	1,292	335
Other	2,954	1,752

Total prepaid expenses and other receivables	$10,638	$8,293

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$15,227	$21,452
Work in process	145	-
Finished goods	19,630	26,832

Total inventories	$35,002	$48,284

FINISHED GOODS USED IN OPERATIONS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Schedule of Finished Goods Used in Operations, Net
	December 31,
	2012	2011

Finished goods used in operations	$15,966	$15,922
Accumulated depreciation	(12,176)	(12,284)

Net finished goods used in operations	$3,790	$3,638

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net

	December 31,
	2012	2011
Cost:

Leasehold improvements	$3,817	$3,830
Machinery and equipment	9,126	11,542
Computer, software and peripheral equipment	11,593	16,013
Office furniture and equipment	2,184	3,819
Motor vehicles	52	69
	26,772	35,273

Accumulated depreciation	19,178	29,079

Property and equipment, net	$7,594	$6,194

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
December 31,
2012 and 2011
Cost:

Purchased Technology	$29,229
Accumulated amortization:

Purchased Technology	29,229

Intangible assets, net	$-

BANK DEBT (Tables)	12 Months Ended
Dec. 31, 2012
BANK DEBT [Abstract]
Schedule of Repayment of Bank Debt
Set forth in the table below are the future scheduled dates for repayment of the Bank debt:

Repayment

June 30, 2013	$10,266
June 30, 2014	15,000
June 30, 2015	15,000
June 30, 2016	15,000
June 30, 2017	18,596

$73,862

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Accounts Payable and Accrued Expenses
	December 31,
	2012	2011

Payroll and related expenses	$13,570	$12,157
Income taxes including the provision for uncertain tax positions	740	2,699
Professional services	1,497	2,309
Warranties	5,389	6,459
VAT, sales and consumption taxes	1,462	1,750
Commissions (external)	473	2,447
Royalties	1,363	1,156
Restructuring costs	206	560
Fair value of financial derivatives	461	1,212
Accrued expenses	11,210	6,581

	$36,371	$37,330

OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities
	December 31,
	2012	2011

Deferred tax liability (1)	$10,084	$8,844
Provision for uncertain tax position	4,645	3,717
Lease embedded derivative	1,369	1,131
Other	644	899

	$16,742	$14,591

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Annual Lease Payments under Operating Lease Agreements
	Rental of premises	Lease of motor vehicles

2013	$5,057	$1,583
2014	4,387	1,063
2015	2,999	181
2016	2,834	9
2017	2,803
Thereafter	5,321	-

	$23,401	$2,836

FINANCIAL EXPENSES, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL EXPENSES , NET [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010

Bank charges	$1,331	$1,179	$950
Interest expense	794	1,765	1,744
Change in fair value of derivative and embedded derivative	64	(992)	1,207
Exchange rate (gain) loss, net	(608)	2,204	395

Total expenses	1,581	4,156	4,296
Interest income	(117)	(431)	(416)

Total financial expenses , net	$1,464	$3,725	$3,880

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value
	December 31, 2012
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$1,292	$-	$1,292	$-

Total assets	$1,292	$-	$1,292	$-

Liabilities:

Interest Rate Swap	$(105)	$-	$(105)	$-
Foreign currency derivative instruments	(159)	-	(159)	-
Cash fee (*)	(282)	-	-	(282)
Lease embedded derivative	(1,566)	-	(1,566)	-

Total liabilities	$(2,112)	$-	$(1,830)	$(282)

	December 31, 2011
	Fair value measurements using input type
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign currency derivative instruments	$335	$-	$335	$-

Total assets	$335	$-	$335	$-

Liabilities:

Interest Rate Swap	$(433)	$-	$(433)	$-
Foreign currency derivative instruments	(627)	-	(627)	-
Cash fee (*)	(501)	-	-	(501)
Lease embedded derivative	(1,283)	-	(1,283)	-

Total liabilities	$(2,844)	$-	$(2,343)	$(501)

(*) The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.

The following table summarizes the Cash fee activity where fair value measurements is estimated utilizing Level 3 inputs:

	Year ended December 31,
	2012	2011

Carrying value as of January, 1	$(501)	$(574)
Change to fair value included in finance expense	219	73

Carrying value as of December, 31	$(282)	$(501)

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of Stock Option Plan Activity
A summary of the status of the Company's option plans as of December 31, 2012 and changes during the year ended on that date is presented below:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Aggregate intrinsic value

Options outstanding at beginning of year	14,762,980	1.35
Changes during the year:
Granted	7,476,000	1.21
Exercised	(1,250)	1.30
Forfeited or cancelled	(4,612,270)	1.50

Options outstanding at the year end	17,625,460	1.24	$2,587

Options vested and expected to vest at the year end	14,724,137	1.25	$2,385

Options exercisable at the year end	8,804,214	1.28	$1,973

Schedule of Stock Options Outstanding by Exercise Price Range
Range of exercise prices	Options outstanding as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price	Options exercisable as of December 31, 2012	Weighted average remaining contractual term	Weighted average exercise price
$		years	$		years	$
0.90 - 1.49	17,058,726	5.28	1.12	8,237,480	4.18	1.03
1.50 - 2.99	457,400	0.45	1.98	457,400	0.45	1.98
3.00 - 8.99	325	0.22	8.55	325	0.22	8.55
9.00 - 10.99	17,587	0.20	10.93	17,587	0.20	10.93
11.00 and above	91,422	0.24	18.55	91,422	0.24	18.55

	17,625,460	5.13		8,804,214	3.94

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011

Deferred tax assets:
Net operating loss carry-forwards	$76,615	$81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204

Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)

Deferred tax assets	$4,228	$4,135

Deferred tax liabilities:
Goodwill	$(10,169)	$(8,844)

Deferred tax liabilities	$(10,169)	$(8,844)

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry-forwards and other reserves and allowances due to its history of losses and uncertainty concerning realization of these deferred tax assets. In addition, a deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

Reconciliation of the Effective Tax Expense (Benefit) to Company's Theoretical Statutory Tax Expense (Benefit)
A reconciliation of the Company's effective tax expense (benefit) to the Company's theoretical statutory tax expense (benefit) is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of operations	$7,849	$1,696	$8,191

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax benefit	$1,962	$407	$2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carryforwards	(1,324)	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406

Actual tax expense	$852	$1,006	$2,446

Schedule of Income (Loss) Before Taxes on Income
Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2012	2011	2010

Domestic	$3,339	$(846)	$4,791
Foreign	4,510	2,542	3,400

	$7,849	$1,696	$8,191

Schedule of Components of Income Tax Provision
Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current (including the impact of ASC 470)	$42	$(445)	$1,366
Deferred	810	1,451	1,080

	$852	$1,006	$2,446

Domestic	$(2,313)	$41	$279
Foreign	3,165	965	2,167

	$852	$1,006	$2,446

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	Year ended December 31,
	2012	2011

Opening balance	$6,119	$7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions	--	(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses of statute of limitations	(341)	(1,255)

Closing balance	$4,694	$6,119

The balance of total unrecognized tax benefits at December 31, 2012, is $ 4,694 that, if potentially recognized, would affect the effective rate in the Company's statement of operations.

BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Calculation of Basic and Diluted Earnings Per Share

	Year ended December 31,
	2012	2011	2010
Numerator:
Net income available to shareholders of Ordinary shares	$6,997	$690	$5,745

Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,972,262	215,884,160	215,340,549
Effect of dilutive securities:
Employee stock options	1,333,181	1,841,885	1,020,238
Warrants	1,725,231	5,339,873	3,358,216
Denominator for diluted net earnings per share - adjusted weighted average number of shares	222,030,674	223,065,918	219,719,003

SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
Schedule of Operating Income by Segment
The following financial information is the information that management uses for analyzing the Company's results. The figures are presented on a consolidated basis as presented to management. The Company presents segment information based on its reporting business units.

	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$95,962	$90,487	$62,141	$-	$248,590

Gross profit	$52,829	$43,641	$27,209	$(413)	$123,266

Operating expenses	42,439	41,721	26,535	3,258	113,953

Operating income (loss)	$10,390	$1,920	$674	$(3,671)	$9,313

	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$89,801	$94,902	$62,279	$-	$246,982

Gross profit	$47,517	$40,332	$24,771	$(104)	$112,516

Operating expenses	35,476	42,593	26,955	2,071	107,095

Operating income (loss)	$12,041	$(2,261)	$(2,184)	$(2,175)	$5,421

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

	Year ended December 31, 2010
	Surgical	Aesthetic	Ophthalmic	Unallocated expenses *)	Consolidated

Revenues	$81,039	$96,084	$60,607	$-	$237,730

Gross profit	$42,908	$46,985	$24,168	$(70)	$113,991

Operating expenses	36,616	41,107	25,233	(1,036)	101,920

Operating income (loss)	$6,292	$5,878	$(1,065)	$966	$12,071

*)	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

Schedule of Assets by Segment
The following financial information categorizes the Company's assets according to segments:
	Year ended December 31, 2012
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$38,027	$35,834	$29,608	$31,437	$134,906
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$930	$2,363	$602	$-	$3,895
Depreciation and amortization	$1,561	$2,068	$1,237	$-	$4,866
	Year ended December 31, 2011
	Surgical	Aesthetic	Ophthalmic	Unallocated assets	Consolidated

Assets	$35,004	$45,501	$33,324	$43,521	$157,350
Goodwill	$16,581	$33,636	$-	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$1,066	$699	$-	$2,773
Depreciation and amortization	$1,631	$1,763	$1,157	$-	$4,551

Schedule of Financial Data by Geographic Location
Geographic information:

	Year ended December 31, 2012
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2011
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217
	Year ended December 31, 2010
	Americas	Europe	China/APAC	Japan	Consolidated

Revenues	$93,752	$50,095	$46,585	$47,298	$237,730
Total long-lived assets	$3,263	$4,133	$515	$1,028	$8,939
Goodwill	$37,009	$13,208	$-	$-	$50,217

SIGNIFICANT ACCOUNTING POLICIES (Other Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Short-term bank deposits
Weighted average interest rate for short term bank deposits		2.90%
Inventories
Recorded write-offs for inventory no longer required	$ 3,957	$ 5,807	$ 2,540
Advertising expenses
Advertising expense	225	392	439
Basic and diluted net earnings per share
Total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculations of diluted loss per share	20,421,865	15,307,820	19,383,247
Fair value of financial instruments
Long-term debt	73,862
Transfers of financial assets
Receivables sold to Israeli financial institutions	$ 4,693	$ 5,696

SIGNIFICANT ACCOUNTING POLICIES (Depreciation Rates for Property and Equipment) (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	Over the shorter of the term of the lease or the life of the asset
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	33.00%
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	10.00%
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate	20.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Warranty Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 6,459	$ 5,936	$ 5,744
Warranties issued during the year	7,258	9,688	7,363
Costs incurred with respect of warranties during the year	(8,328)	(9,165)	(7,171)
Balance at the end of the year	$ 5,389	$ 6,459	$ 5,936

SIGNIFICANT ACCOUNTING POLICIES (Accrued Post-employment Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee severance
Percentage rate used to calculate the amount of the monthly deposit for accrued severance payments under Section 14 of Israel's Severance Pay Law	8.33%
Employee severance expense	$ 2,405	$ 2,065	$ 1,779
Postretirement Plans Actuarial Calculation
Accumulated benefit obligation	4,696	4,742
Change in projected benefit obligation
Projected benefit obligation at beginning of year	5,407	4,619
Service cost	535	542
Interest cost	44	43
Actuarial (gain) loss	(245)	312
Currency exchange rate changes	(553)	237
Benefits paid	(179)	(346)
Projected benefit obligation at end of year	5,009	5,407	4,619
Net periodic benefit cost
Service cost	535	542
Interest cost	44	43
Net periodic benefit cost	579	585
Amounts recognized in accumulated other comprehensive income
Net actuarial gain (loss), net of taxes	146	211
Accumulated other comprehensive loss, net of taxes	190	336
Assumptions used to calculate benefit obligations
Discount rate	0.70%	0.90%	1.00%
Rate of compensation increase	1.00%	2.00%	2.00%
Schedule of expected benefit payments
2013	598
2014	446
2015	410
2016	514
2017	993
2018 - 2022	$ 2,528

SIGNIFICANT ACCOUNTING POLICIES (Employee Defined Contribution Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The maximum percentage amount of annual compensation each employee may contribute the the plan on an annual basis	25.00%
The maximum dollar amount each employee under the age of 50 may contribute the the plan annually	$ 16,500
The maximum dollar amount each employee over the age of 50 may contribute the the plan annually	22,000
The percentage rate of the matching contribution made by the company for each employee participating in the plan	25.00%
The maximum matching contribution that the company is entitled to make per annum	1,000,000
Total matching contributions made by the company

SIGNIFICANT ACCOUNTING POLICIES (Valuation Assumptions for Stock Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
The weighted average fair value of options granted, as calculated by the third party appraiser	$ 0.72	$ 0.74	$ 0.69
Volatility	73.00%	76.00%	75.00%
Risk-free interest rate	0.93%	1.19%	2.15%
Dividend yield	0.00%	0.00%	0.00%
Expected term	4 years 8 months 12 days	4 years 8 months 19 days	4 years 6 months 26 days

SIGNIFICANT ACCOUNTING POLICIES (Allocation of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 3,285	$ 747	$ 869
Total unrecognized compensation cost	5,336
Weighted average period total unrecognized compensation cost is expected to be recognized (in years)	3 years 1 month 13 days
Cost of goods sold [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	127	104	70
Research and development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	189	186	123
Sales and marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	385	249	243
General and administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Compensation related to employees' share option plan	$ 2,584	$ 208	$ 433

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 2,789	$ 3,406	$ 3,701
Doubtful debt expenses (income) during the year	102	(78)	56
Customer write-offs during the year	(528)	(564)	(306)
Exchange rate	16	25	(45)
Balance at the end of the year	$ 2,379	$ 2,789	$ 3,406

SIGNIFICANT ACCOUNTING POLICIES (Fair Value of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative Assets:
Asset Derivatives	$ 1,292	$ 335
Derivative Liabilities:
Liability Derivatives	(2,112)	(2,844)
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	745
Foreign exchange option and forward contracts [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives		(344)
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other receivables [Member]
Derivative Assets:
Asset Derivatives	547	335
Foreign exchange option and forward contracts [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(159)	(283)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(105)	(433)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other accounts payable and accrued expenses [Member]
Derivative Liabilities:
Liability Derivatives	(197)	(152)
Lease embedded derivative [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	(1,369)	(1,131)
Cash Fee [Member] | Not Designated as Hedging Instrument [Member] | Other long term liabilities [Member]
Derivative Liabilities:
Liability Derivatives	$ (282)	$ (501)

SIGNIFICANT ACCOUNTING POLICIES (Gains and Losses Recorded for Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 04, 2008
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	$ 413	$ 412
Gain (loss) recognized in Statements of Operations	1,341	(390)
Notional amount of derivative instrument	10,643
Value of loan hedged with interest rate swap			40,000
Interest rate on loan held as derivative instrument			3.13%
Interest Rate Swap [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	(677)	545
Interest Rate Swap [Member] | Financial expenses [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	635	(696)
Foreign exchange option and forward contracts [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net	1,090	(133)
Foreign exchange option and forward contracts [Member] | Operating income (expenses) [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(349)	874
Foreign exchange forward contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized gain recorded in accumulated other comprehensive income		745
Notional amount of derivative instrument	15,182
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Foreign exchange forward contracts [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	1,235	(1,633)
Lease embedded derivative [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in other comprehensive income, net
Lease embedded derivative [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	(399)	992
Foreign exchange option [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instrument	4,827
Cash Fee [Member] | Financial (expense) income [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Statements of Operations	$ 219	$ 73

SIGNIFICANT ACCOUNTING POLICIES (Major Components of the Restructuring Plan Charges) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve
Restructuring reserve, balance	$ 560	$ 1,095
Cash outlays	(560)	(535)
Restructuring reserve, balance		560
Employee termination benefits [Member]
Restructuring Reserve
Restructuring reserve, balance	82	180
Cash outlays	(82)	(98)
Restructuring reserve, balance		82
Lease abandonment [Member]
Restructuring Reserve
Restructuring reserve, balance	478	915
Cash outlays	(478)	(437)
Restructuring reserve, balance		$ 478

SIGNIFICANT ACCOUNTING POLICIES (Total Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Accumulated losses on derivative instruments	$ (945)	$ (1,358)	$ (1,770)
Deferred pension items, net of taxes	(190)	(336)	(125)
Accumulated foreign currency translation differences	16,711	17,151	16,464
Total accumulated other comprehensive income, net	$ 15,576	$ 15,457	$ 14,569

PREPAID EXPENSES AND OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
PREPAID EXPENSES AND OTHER RECEIVABLES [Abstract]
Advances to suppliers	$ 1,449	$ 911
Income/Corporate taxes	1,605	1,366
VAT and consumption tax	1,585	1,501
Prepaid expenses	1,047	1,210
Restricted Deposits	706	1,218
Fair value of financial derivatives	1,292	335
Other	2,954	1,752
Total prepaid expenses and other receivables	$ 10,638	$ 8,293

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 15,227	$ 21,452
Work in process	145
Finished goods	19,630	26,832
Total inventories	$ 35,002	$ 48,284

FINISHED GOODS USED IN OPERATIONS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Finished goods used in operations	$ 15,966	$ 15,922
Accumulated depreciation	(12,176)	(12,284)
Net finished goods used in operations	3,790	3,638
Depreciation expenses	$ 2,308	$ 2,480	$ 2,798

PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 26,772	$ 35,273
Accumulated depreciation	19,178	29,079
Property and equipment, net	7,594	6,194
Depreciation	2,558	2,071	2,702
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,817	3,830
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9,126	11,542
Computer, software and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,593	16,013
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,184	3,819
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 52	$ 69

INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
Intangible assets - purchased technology, gross	$ 29,229	$ 29,229
Intangible assets - purchased technology, accumulated amortization	29,229	29,229
Intangible assets - purchased technology, net

BANK DEBT (Restructuring of Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 25, 2008 2006 Restructuring Agreement [Member]
Debt Restructuring [Line Items]
Amount of debt forgiveness under the 2006 restructuring agreement						$ 25,000
Repayments of Long-term Debt	15,133	10,000	8,000
Debt forgiven	$ 4,300
LIBOR spread for debt principal payments				1.50%	5.25%

BANK DEBT (Schedule of Debt Principal Repayments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
BANK DEBT [Abstract]
June 30, 2013	$ 10,266
June 30, 2014	15,000
June 30, 2015	15,000
June 30, 2016	15,000
June 30, 2017	18,596
Total maturities of debt	$ 73,862

BANK DEBT (Warrants Held by Bank) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 25, 2009	Mar. 18, 2009	Jun. 30, 2009 Warrant One [Member]	Jun. 29, 2009 Warrant One [Member]	Jun. 30, 2009 Warrant Two [Member]	Jun. 29, 2009 Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	6,818,183		9,411,300	8,000,000	2,500,000	1,411,300
Exercise price of warrants	$ 1.3	$ 1.0039	$ 1	$ 1.18	$ 1.4	$ 1.18
Expiration dates of warrants			Jun 30, 2014		Jun 30, 2014
The change in the incremental fair value of the modified bank warrants, deducted from the carrying amount of bank debt			$ 2,493		$ 2,493

BANK DEBT (Cash Fees Issued To Bank) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Jun. 25, 2008 2008 Amendment [Member]	Jun. 30, 2009 2009 Amendment [Member]	Jun. 30, 2009 2009 Amendment [Member] Minimum [Member]	Jun. 30, 2009 2009 Amendment [Member] Maximum [Member]	Jun. 24, 2008 Previous Debt Agreement [Member]
Cash Fees To Bank [Line Items]
Cash fee payable to bank	$ 4,000	$ 6,000			$ 7,500
Minimum price per share that would trigger payment of bank fee	$ 1.55				$ 7
EBITDA threshold that will require the payment of cash fee	50,000
EBITDA threshold that will require the payment of bank fee, scenario one			25,000	35,000
The cash fee payable to bank if scenario one EBITDA thresholds are met		2,000
EBITDA threshold that will require the payment of bank fee, scenario two			35,000	45,000
The cash fee payable to bank if scenario two EBITDA thresholds are met		4,000
EBITDA threshold that will require the payment of bank fee, scenario three		45,000
The cash fee payable to bank if scenario three EBITDA thresholds are met		6,000
Amount of additional cash fee payable to bank if company has paid prior cash fee stipulated in scenario one			$ 2,000	$ 4,000

BANK DEBT (Financial Covenants for Debt Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2009
Debt Instrument Restrictive Convenants [Line Items]
Amount of minimum cash reserve required under initial bank agreement's financial covenants				$ 20,000
Additional Covenants
Available and accessible cash reserves at an aggregate amount	15,000
Aggregate Amount Of Quarterly Accounts Receivable	20,000
Total future cash payments specified under new bank loan agreement				136,522
Carring amount of the bank debt following the changes in the 2009 amendment				128,723
Effective annual interest rate on debt instrument	1.17%	0.92%	0.95%
Annual principal payments made on debt instruments	15,133	10,000
Interest payments made on debt instrument	4,055	3,373
Portion of interest expense paid during the year relating to new effective interest rate on debt instrument and recorded as interest expenses in the financial expenses	1,250	1,070
Revolving credit facility [Member]
Additional Covenants
Revolving credit facility amount	5,000
Revolving credit facility, expiration date	Dec 31, 2013
Revolving credit facility, interest rate beyond LIBOR	5.50%
2012 Financial Covenants Letter [Member]
Total Debt to EBITDA Ratio
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2012 and ending on the first quarter of 2013			5
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2013 and ending on the first quarter of 2014			4
The total Debt to EBITDA ratio required under debt agreement commencing as of the second quarter of 2014 until the loan is repaid in full			3.5
Interest Coverage Ratio
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the second quarter of 2012			1
The total Interest Coverage ratio required under debt agreement commencing as of the third quarter of 2012 and ending on the first quarter of 2013			1.5
The total Interest Coverage ratio required under debt agreement commencing as of the second quarter of 2013 until the loan is repaid in full			2
2006 Restructuring Agreement [Member]
Total Debt to EBITDA Ratio
The total Debt to EBITDA ratio required under debt agreement commencing as of the third quarter of 2011 and ending on the first quarter of 2012			6.5
Additional Covenants
Total future cash payments specified under new bank loan agreement			30,000

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Payroll and related expenses	$ 13,570	$ 12,157
Income taxes including the provision for uncertain tax positions	740	2,699
Professional services	1,497	2,309
Warranties	5,389	6,459
VAT, sales and consumptions taxes	1,462	1,750
Commissions (external)	473	2,447
Royalties	1,363	1,156
Restructuring costs	206	560
Fair value of financial derivatives	461	1,212
Accrued expenses	11,210	6,581
Total other accounts payable and accrued expenses	$ 36,371	$ 37,330

OTHER LONG-TERM LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
Deferred tax liability	$ 10,084	[1]	$ 8,844	[1]
Provision for uncertain tax position	4,645		3,717
Lease embedded derivative	1,369		1,131
Other	644		899
Total other liabilities	$ 16,742		$ 14,591

[1]	Deferred tax liability has been established to reflect the Company's tax amortization of goodwill for which no amortization was recorded in the consolidated financial statements.

COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 Alma Lasers [Member] USD ($)	Aug. 28, 2009 Dr. Steven Bengelsdorf [Member] USD ($)	Feb. 21, 2011 Laser Photoaesthetic Ltd. [Member] EUR (€)	Jan. 14, 2010 Care Medical Services Ltd. [Member] USD ($)	Apr. 30, 2010 Aesthetica Medical Center (Eilat) Ltd. [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] USD ($)	Oct. 31, 2011 Eagle Medical Systems Pvt Ltd [Member] INR	Dec. 31, 2012 Facilities [Member] USD ($)	Dec. 31, 2012 Legal Proceedings [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Long-term commitments
Long-term purchase commitment, annual payment	$ 1,350,000
Long-term purchase commitment, time period of commitment (in years)	8 years
Long-term purchase commitment, start date	2005-05
Long-term purchase commitment, end date	2013-04
Guarantees
Principal amount of guarantees and letter of credit	3,368,000										2,812,000	148,000
Royalty payments
Percentage rate of royalty commitments for various licensing agreements													2.00%	7.50%
Percentage rate of royalty commitments owed to the Office of the Chief Scientist ('OCS')													3.00%	5.00%
Royalty expenses	2,232,000	2,133,000	2,999,000
Accrued royalty commitments not yet paid		4,470,000	4,470,000
Legal matters
Gain (loss) related to litigation settlement				6,500,000
Possible loss from litigation matter					$ 800,000	€ 1,235,000	$ 75,000	$ 720,000	$ 400,000	20,000,000

COMMITMENTS AND CONTINGENCIES (Schedule of Future Lease Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leased Assets [Line Items]
Lease and rental expenses	$ 8,362	$ 8,103	$ 8,165
Rented Facilities [Member]
Operating Leased Assets [Line Items]
2013	5,057
2014	4,387
2015	2,999
2016	2,834
2017	2,803
Thereafter	5,321
Total operating lease future minimum payments due	23,401
Leased Vehicles [Member]
Operating Leased Assets [Line Items]
2013	1,583
2014	1,063
2015	181
2016	9
2017
Thereafter
Total operating lease future minimum payments due	$ 2,836

FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES , NET [Abstract]
Bank charges	$ 1,331	$ 1,179	$ 950
Interest expense	794	1,765	1,744
Change in fair value of derivative and embedded derivative	64	(992)	1,207
Exchange rate (gain) loss, net	(608)	2,204	395
Total expenses	1,581	4,156	4,296
Interest income	(117)	(431)	(416)
Total financial expenses, net	$ 1,464	$ 3,725	$ 3,880

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Assets:
Foreign currency derivative instruments	$ 1,292		$ 335
Total assets	1,292		335
Liabilities:
Interest Rate Swap	(105)		(433)
Foreign currency derivative instruments	(159)		(627)
Lease embedded derivative	(1,566)		(1,283)
Cash fee	(282)	[1]	(501)	[1]	(574)
Total liabilities	(2,112)		(2,844)
Change to fair value included in finance expense	219		73
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets:
Foreign currency derivative instruments
Total assets
Liabilities:
Interest Rate Swap
Foreign currency derivative instruments
Lease embedded derivative
Cash fee
Total liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Foreign currency derivative instruments	1,292		335
Total assets	1,292		335
Liabilities:
Interest Rate Swap	(105)		(433)
Foreign currency derivative instruments	(159)		(627)
Lease embedded derivative	(1,566)		(1,283)
Cash fee
Total liabilities	(1,830)		(2,343)
Significant Unobservable Inputs (Level 3) [Member]
Assets:
Foreign currency derivative instruments
Total assets
Liabilities:
Interest Rate Swap
Foreign currency derivative instruments
Lease embedded derivative
Cash fee	(282)	[1]	(501)	[1]
Total liabilities	$ (282)		$ (501)

[1]	The company evaluated the Cash fee fair value, using the Monte carlo simulation model, performed by an independent third party valuation firm.

SHARE CAPITAL (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Nov. 30, 2011	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2007	Dec. 31, 2006	Dec. 31, 2012	Jun. 25, 2009	Mar. 18, 2009
SHARE CAPITAL [Abstract]
Proceeds from issuance of equity				$ 30,000	$ 120,000
Shares issued during the period		13,636,364	24,466,936
Warrants outstanding								21,250,000
Adjustment made to exercise price of warrants, reflected as a percentage of the originally stated exercise price								110.00%
Exercise price of warrants							$ 1.3	$ 1.0039
Number of common shares callable under warrant agreement							6,818,183
Proceeds from issuance of common shares		15,000
Price paid per share in new equity issuance							$ 1.1
Cashless exercise of warrants, shares	3,619,525
Additional compensation expenses recorded due to modifications to plan						$ 1,503

SHARE CAPITAL (Stock Option Plans) (Details)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	7,476,000
Israel 2003 Share Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	2,000,000
Expiration date of options	Mar 31, 2013
2007 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	14,500,000
Expiration date of options	Jan 31, 2017
Vesting period	4 years
2007 Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years

SHARE CAPITAL (Schedule of Stock Options Outstanding) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Amount of options
Options outstanding at beginning of year	14,762,980
Options granted	7,476,000
Exercised	(1,250)
Forfeited or cancelled	(4,612,270)
Options outstanding at the year end	17,625,460
Options vested and expected to vest at the year end	14,724,137
Options exercisable at the year end	8,804,214
Weighted average exercise price
Options outstanding at beginning of year	$ 1.35
Granted	$ 1.21
Exercised	$ 1.3
Forfeited or cancelled	$ 1.5
Options outstanding at the year end	$ 1.24
Options vested and expected to vest at the year end	$ 1.25
Options exercisable at the year end	$ 1.28
Aggregate intrinsic value
Options outstanding at the year end	$ 2,587
Options vested and expected to vest at the year end	2,385
Options exercisable at the year end	1,973
Total intrinsic value for the options exercised during the year

SHARE CAPITAL (Schedule of Stock Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	17,625,460
Weighted average remaining contractual term	5 years 1 month 17 days
Options exercisable as of December 31, 2012	8,804,214
Weighted average remaining contractual term	3 years 11 months 9 days
Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	0.9
Maximum exercise price	1.49
Options outstanding as of December 31, 2012	17,058,726
Weighted average remaining contractual term	5 years 3 months 11 days
Weighted average exercise price	1.12
Options exercisable as of December 31, 2012	8,237,480
Weighted average remaining contractual term	4 years 2 months 5 days
Weighted average exercise price	1.03
Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	1.5
Maximum exercise price	2.99
Options outstanding as of December 31, 2012	457,400
Weighted average remaining contractual term	5 months 12 days
Weighted average exercise price	1.98
Options exercisable as of December 31, 2012	457,400
Weighted average remaining contractual term	5 months 12 days
Weighted average exercise price	1.98
Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	3
Maximum exercise price	8.99
Options outstanding as of December 31, 2012	325
Weighted average remaining contractual term	2 months 19 days
Weighted average exercise price	8.55
Options exercisable as of December 31, 2012	325
Weighted average remaining contractual term	2 months 19 days
Weighted average exercise price	8.55
Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	9
Maximum exercise price	10.99
Options outstanding as of December 31, 2012	17,587
Weighted average remaining contractual term	2 months 12 days
Weighted average exercise price	10.93
Options exercisable as of December 31, 2012	17,587
Weighted average remaining contractual term	2 months 12 days
Weighted average exercise price	10.93
Price Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Minimum exercise price	11
Options outstanding as of December 31, 2012	91,422
Weighted average remaining contractual term	2 months 27 days
Weighted average exercise price	18.55
Options exercisable as of December 31, 2012	91,422
Weighted average remaining contractual term	2 months 27 days
Weighted average exercise price	18.55

INCOME TAXES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended				1 Months Ended		12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member]	Dec. 31, 2012 Israeli Tax Authorities (ITA) [Member]	Dec. 10, 2012 Israeli Tax Authorities (ITA) [Member]	Sep. 16, 2009 Israeli Tax Authorities (ITA) [Member]	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member] Minimum [Member]	Sep. 30, 2009 Israeli Tax Authorities (ITA) [Member] Maximum [Member]	Dec. 31, 2012 Internal Revenue Service (IRS) [Member]	Apr. 13, 2011 Internal Revenue Service (IRS) [Member]	Apr. 30, 2011 Internal Revenue Service (IRS) [Member] Minimum [Member]	Apr. 30, 2011 Internal Revenue Service (IRS) [Member] Maximum [Member]	Feb. 28, 2011 German Tax Authorities [Member] Minimum [Member]	Dec. 31, 2012 German Tax Authorities [Member] Minimum [Member]	Feb. 28, 2011 German Tax Authorities [Member] Maximum [Member]	Dec. 31, 2012 German Tax Authorities [Member] Maximum [Member]	Dec. 31, 2011 India Tax Authorities [Member]	Dec. 31, 2012 India Tax Authorities [Member]	Jan. 31, 2013 French Tax Authorities [Member] Minimum [Member]	Jan. 31, 2013 French Tax Authorities [Member] Maximum [Member]	Dec. 31, 2012 Hong Kong Tax Authorities [Member] Minimum [Member]	Dec. 31, 2012 Chinese Tax Authorities [Member] Minimum [Member]
Tax Benefits For Encouragement Of Capital Investments
Number of years for which tax benefit from the Encouragement of Capital Investments will be in effect	10
The term of expiration of tax benefits from year in which program commenced operations (in years)	12
The term of expiration of tax benefits from year of approval as an Approved Enterprise (in years)	14
The applicable tax rate for distributions of tax-exempt income	25.00%
Total tax-exempt profits earned under the Approved Enterprises tax program	$ 189,750
Tax assessments
Value of tax payable following tax assessment for the period under examination by the tax authorities		2,100
Income tax examination, year(s) under examination						2000	2003			2007	2009	2004	2008	2007	2010	2008	2009	2007	2009	2005	2006
Income tax examination, liability (refund) adjustment from settlement with Taxing Authority					6,600
Net operating loss carryforwards	233,896		157,173					68,514	51,000
Capital loss carryforwards	35,720		35,720
Operating loss carry forward expiration dates								2032
The value of operating loss carryforwards waived in settlements with Israeli Tax authorities				15,617
The value of capital loss carryforwards waived in settlements with Israeli Tax authorities				$ 6,472

INCOME TAXES (Schedule of Deferred Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry-forwards	$ 76,615	$ 81,455
Accrued employees costs	1,529	1,922
Reserves and allowances	5,766	5,680
Intangibles	3,577	4,061
Restructured loan (see Note 9)	1,621	1,788
Research and development expenses	4,531	3,908
Other	1,764	2,204
Deferred tax assets before valuation allowance	95,403	101,018
Valuation allowance	(91,175)	(96,883)
Deferred tax assets	4,228	4,135
Deferred tax liabilities:
Goodwill	(10,169)	(8,844)
Deferred tax liabilities	$ (10,169)	$ (8,844)

INCOME TAXES (Schedule of Effective Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes on income, as reported in the consolidated statements of operations	$ 7,849	$ 1,696	$ 8,191
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical tax benefit	1,962	407	2,048
Losses and other items for which a valuation allowance was provided or benefit from loss carryfowards	1,324	870	(1,021)
Taxes in respect of prior years	168	329	(155)
Non-deductible expenses	917	406	328
Uncertain tax position	(1,370)	(1,213)	840
Other	499	207	406
Taxes on income	$ 852	$ 1,006	$ 2,446

INCOME TAXES (Schedule of Income (Loss) Before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Domestic	$ 3,339	$ (846)	$ 4,791
Foreign	4,510	2,542	3,400
Total income (loss) before taxes on income	$ 7,849	$ 1,696	$ 8,191

INCOME TAXES (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Current (including the impact of ASC 470)	$ 42	$ (445)	$ 1,366
Deferred	810	1,451	1,080
Taxes on income	852	1,006	2,446
Domestic	(2,313)	41	279
Foreign	3,165	965	2,167
Total domestic and foreign	$ 852	$ 1,006	$ 2,446

INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Opening balance	$ 6,119	$ 7,637
Increases related to prior year tax positions	784	344
Decreases related to prior year tax positions		(692)
Increases related to current year tax positions	513	221
Settlements	(2,381)	(136)
Decreases related to lapses in statute of limitations	(341)	(1,255)
Closing balance	4,694	6,119	7,637
Recognized interest and penalties related to uncertain tax positions	296	(29)	579
Accrued interest and penalties related to uncertain tax positions	$ 4,282	$ 3,986

BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Net income available to shareholders of Ordinary shares	$ 6,997	$ 690	$ 5,745
Denominator:
Denominator for basic earnings per share - weighted average number of Ordinary shares, net of treasury stock	218,972,262	215,884,160	215,340,549
Effect of dilutive securities:
Employee stock options	1,333,181	1,841,885	1,020,238
Warrants	1,725,231	5,339,873	3,358,216
Denominator for diluted net earnings per share - adjusted weighted average number of shares	222,030,674	223,065,918	219,719,003

SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 248,590		$ 246,982		$ 237,730
Gross profit	123,266		112,516		113,991
Operating expenses	113,953		107,095		101,920
Operating income (loss)	9,313		5,421		12,071
Surgical [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	95,962		89,801		81,039
Gross profit	52,829		47,517		42,908
Operating expenses	42,439		35,476		36,616
Operating income (loss)	10,390		12,041		6,292
Aesthetic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	90,487		94,902		96,084
Gross profit	43,641		40,332		46,985
Operating expenses	41,721		42,593		41,107
Operating income (loss)	1,920		(2,261)		5,878
Ophthalmic [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	62,141		62,279		60,607
Gross profit	27,209		24,771		24,168
Operating expenses	26,535		26,955		25,233
Operating income (loss)	674		(2,184)		(1,065)
Unallocated expenses [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues		[1]		[1]		[1]
Gross profit	(413)	[1]	(104)	[1]	(70)	[1]
Operating expenses	3,258	[1]	2,071	[1]	(1,036)	[1]
Operating income (loss)	$ (3,671)	[1]	$ (2,175)	[1]	$ 966	[1]

[1]	Unallocated expenses are primarily related to restructuring expenses, stock-based compensation expenses, settlement with third parties and amortization of intangible assets.

SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	$ 134,906	$ 157,350
Goodwill	50,217	50,217
Expenditures in respect of long- lived assets	3,895	2,773
Depreciation and amortization	4,866	4,551	5,500
Surgical [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	38,027	35,004
Goodwill	16,581	16,581
Expenditures in respect of long- lived assets	930	1,008
Depreciation and amortization	1,561	1,631
Aesthetic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	35,834	45,501
Goodwill	33,636	33,636
Expenditures in respect of long- lived assets	2,363	1,066
Depreciation and amortization	2,068	1,763
Ophthalmic [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	29,608	33,324
Goodwill
Expenditures in respect of long- lived assets	602	699
Depreciation and amortization	1,237	1,157
Unallocated expenses [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Assets	31,437	43,521
Goodwill
Expenditures in respect of long- lived assets
Depreciation and amortization

SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 248,590	$ 246,982	$ 237,730
Total long-lived assets	11,384	9,832	8,939
Goodwill	50,217	50,217
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	92,446	94,161	93,752
Total long-lived assets	2,808	2,749	3,263
Goodwill	37,009	37,009	37,009
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	42,536	48,157	50,095
Total long-lived assets	6,196	4,542	4,133
Goodwill	13,208	13,208	13,208
China APAC [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	74,969	60,349	46,585
Total long-lived assets	1,377	1,465	515
Goodwill
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	38,639	44,315	47,298
Total long-lived assets	1,003	1,076	1,028
Goodwill